As filed with the Securities and Exchange Commission on April 28, 1999
                                                Registration Nos. 333-60337
                                                              and 811-08911

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
-------------------------------------------------------------------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       Pre-Effective Amendment No. / /

                     Post -Effective Amendment No. 2 /X/
                                       And

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             Amendment No. 2 /X/

                             GLENBROOK LIFE SCUDDER
                              VARIABLE ACCOUNT (A)
                           (Exact Name of Registrant)

                       Glenbrook Life and Annuity Company
                               (Name of Depositor)

                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                       Glenbrook Life and Annuity Company
                  3100 Sanders Road, Northbrook, Illinois 60062
                                 (847) 402-2400
                     ( Name and Address of Agent of Service)

                                   Copies to:
Terry Young, Esq.                            Stephen E. Roth, Esq.
Allstate Life Financial Service, Inc.        Sutherland Asbill & Brennan LLP
3100 Sanders Road                            1275 Pennsylvania Avenue, N.W.
Northbrook, Illinois  60062                  Washington, D.C.  20004-2415

                  Approximate Date of Proposed Public Offering:
    As soon as practicable after effectiveness of the Registration Statement
------------------------------------------------------------------------------

It is proposed that this filing will become effective:
   / / Immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ On May 1, 1999, pursuant to paragraph (b) of Rule 485
   / /  60 days after filing  pursuant to paragraph (a) of Rule 485
   / /  On __________,  pursuant to paragraph (a) of Rule 485

                      Title of Securities Being Registered:
                    Units of Interest in the Separate Account
           under flexible payment deferred variable annuity contracts.

                   Scudder Horizon Advantage Variable Annuity
                             Prospectus May 1, 1999

    Individual and Group Flexible Premium Deferred Variable Annuity Contracts
                                   offered by
                       Glenbrook Life and Annuity Company
                                     through
                   Glenbrook Life Scudder Variable Account (A)


This Prospectus describes the Scudder Horizon Advantage Variable Annuity Contract ("Contract"). The Contract has 11 investment alternatives: 2 fixed account options standard and Dollar Cost Averaging (both pay a guaranteed minimum rate of interest), and 9 subaccounts of the Glenbrook Life Scudder Variable Account (A). Money you direct to a subaccount is invested exclusively in a single portfolio of the Scudder Variable Life Investment Fund. The 9 Scudder portfolios we offer through the subaccounts under this Contract are:


         Scudder Variable Life Investment Fund

o        Money Market Portfolio
o        Bond Portfolio
o        Capital Growth Portfolio
o        Balanced Portfolio
o        International Portfolio
o        Growth and Income Portfolio
o        Global Discovery Portfolio
o        Large Company Growth Portfolio
o        Small Company Growth Portfolio


Variable annuity contracts involve certain risks, including possible loss of principal.


o The investment performance of the portfolios in which the subaccounts invest will vary.

o    We do not guarantee how any of the portfolios will perform.

o The Contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the Contract.

o Neither the U.S. Government nor any federal agency insures your investment in the Contract.

Please read this Prospectus carefully before investing, and keep it for future reference. It contains important information about the Scudder Horizon Advantage variable annuity contract.

     The SEC has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

The Contract is designed to aid you in long-term financial planning. It is available to individuals, as well as to certain group and individual retirement plans. You may also purchase the Contract for use as an Individual Retirement Annuity that qualifies for special federal income tax treatment ("IRA").

To learn more about the Contract, you may want to read the Statement of Additional Information ("SAI"), dated May 1, 1999. For a free copy of the SAI, contact us at:

Horizon Advantage
Customer Service Center
8301 Maryland Avenue
St. Louis, Missouri 63105
1-(800) 242-4402

We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. The SAI's table of contents appears at the end of this Prospectus.


The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Please call 1-800-SEC-0330 for further information on the operation of the public reference room.


This Prospectus is valid only when accompanied by a current prospectus for the Scudder Variable Life Investment Fund.

Table of Contents
Glossary.......................................................................1
Highlights.....................................................................4
   The Contract................................................................4
   Free-Look...................................................................5
   How to Invest...............................................................5
   Investment Alternatives.....................................................5
   Transfers Among Investment Alternatives.....................................6
   Fees and Expenses...........................................................7
   Access to Your Money........................................................7
   Death Benefit...............................................................8
   Income Payments.............................................................8
   Inquiries...................................................................9
Fee Table......................................................................9
   Examples...................................................................11
   Condensed Financial Information............................................12
Calculation of Yield and Total Returns........................................12
   Yields and Standard Total Return...........................................12
   Other Performance Data.....................................................13
Glenbrook Life and the Variable Account.......................................14
   Glenbrook Life and Annuity Company.........................................14
   The Variable Account.......................................................15
The Fund......................................................................16
   Scudder Variable Life Investment Fund......................................16
   Investment Adviser for the Funds...........................................18
The Fixed Account Options.....................................................18
   General Description........................................................19
   Standard Fixed Account Option..............................................19
   The Dollar Cost Averaging Fixed Account Option.............................20
Purchasing the Contract.......................................................21
   Purchasing the Contract....................................................21
   Free-Look Period...........................................................21
   Crediting Your First Purchase Payment......................................21
   Allocating Your Purchase Payments..........................................22
   Accumulation Units.........................................................22
   Accumulation Unit Value....................................................22
Transfers.....................................................................23
   Telephone Transfers........................................................24
   Dollar Cost Averaging......................................................24
   Automatic Portfolio Rebalancing............................................25
Access to Your Money..........................................................25
   Withdrawals................................................................25
Annuity Income Payments.......................................................27
   Payout Start Date for Income Payments......................................27
   Variable Income Payments...................................................27
   Fixed Income Payments......................................................28
   Annuity Transfers..........................................................29
   Income Plans...............................................................29
Death Benefits................................................................30
   Death Benefit Payment Provisions...........................................30
   Death Benefit Amount.......................................................31
   Enhanced Death Benefit Rider...............................................32
Fees and Expenses.............................................................33
   Deductions from Purchase Payments..........................................33
   Withdrawal Charge..........................................................33
   Contract Maintenance Charge................................................33
   Administrative Expense Charge..............................................34
   Mortality and Expense Risk Charge..........................................34
   Taxes......................................................................35
   Transfer Charges...........................................................35
   Fund Expenses..............................................................35
Federal Tax Matters...........................................................35
   Introduction...............................................................35
   Taxation of Annuities in General...........................................36
     Tax Deferral.............................................................36
     Non-natural Owners.......................................................36
     Diversification Requirements.............................................36
     Ownership Treatment......................................................37
     Taxation of Partial and Full Withdrawals.................................37
     Taxation of Annuity Payments.............................................38
     Taxation of Death Benefits...............................................39
     Penalty Tax on Premature Distributions...................................39
     Aggregation of Annuity Contracts.........................................39
     Tax Qualified Contracts..................................................40
     Restrictions Under Section 403(b) Plans..................................40
     Income Tax Withholding...................................................41
General Matters...............................................................41
   Owner......................................................................41
   Beneficiary................................................................41
   Assignments................................................................42
   Delay of Payments..........................................................42
   Modification...............................................................43
   Customer Inquiries.........................................................43
Distribution of the Contracts.................................................43
Voting Rights.................................................................44
General Provisions............................................................45
   Legal Proceedings..........................................................45
   Financial Statements.......................................................45
   Legal Matters..............................................................45
   Year 2000..................................................................45
Statement of Additional Information Table of Contents.........................47
Condensed Financial Information...............................................49

                                        Glossary

     For your convenience, we are providing a glossary of the special terms we use in this Prospectus.

     accumulation period: The period that begins when we issue your Contract and ends when you receive annuity income payments. During the accumulation period, earnings accumulate on a tax-deferred basis.

     accumulation unit: The measurement we use to calculate the value of each subaccount at the end of each Valuation Period.

     accumulation unit value: The value of each accumulation unit that is calculated on each Valuation Date. Each subaccount of the Variable Account has its own accumulation unit value.


     annuitant: The person(s) you identify whose life we use to determine the amount and duration of annuity income payments. You may name joint annuitants at the time you select an income plan.


     beneficiary: The person(s) you select to receive the benefits of the Contract if no Owner is living.


     Contract Anniversary: Each anniversary of the issue date.


     Contract Value: The total value of your Contract. It is equal to the value you have accumulated under the Contract in the subaccounts of the Variable Account plus your value in the fixed account options.

     Contract Year: A period of 12 months that starts on the issue date of your Contract or on any 12 month anniversary of that date.


     fixed account options: Two options to which you can direct your money under the Contract that provide a guarantee of principal and minimum interest. The fixed account options are the Dollar Cost Averaging fixed account ("DCA Account") and the standard fixed account. Fixed account assets are our general account assets.


     Fund: The Scudder Variable Life Investment Fund, an open-end diversified management investment company composed of portfolios in which the subaccounts invest.

     income period: The period that begins on the Payout Start Date during which you will receive income payments under the income plan you choose.

     income plan: The plan you choose under which we will pay annuity income payments to you after the Payout Start Date based on the money you accumulate in the Contract. You can choose whether the dollar amount of the payments you receive will be fixed, or will vary with the investment results of the subaccounts in which you are invested at that time, or whether you receive a combination of fixed and variable payments.


     investment alternatives: The subaccounts of the Variable Account and two fixed account options - standard and Dollar Cost Averaging.


     issue date: The date we issue your Contract. We measure Contract Years and Contract Anniversaries from the issue date.

     Payout Start Date: The date on which we begin to pay you annuity income payments.

     portfolio: A separate investment portfolio of the Fund in which a subaccount of the Variable Account invests.

     Qualified Contracts: Contracts issued under plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 403A, 408 and 408A of the Internal Revenue Code.

     subaccount: A subdivision of the Variable Account that invests exclusively in shares of a single portfolio of the Fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

     Valuation Date: Each day on which we value the assets in the subaccounts. This is each day that the New York Stock Exchange ("NYSE") is open for trading. We are open for business on each day the NYSE is open.


     Valuation Period: The period between Valuation Dates that begins as of the close of regular trading on the NYSE (usually 4:00 pm Eastern Time) on one Valuation Date and ends as of the close of regular trading on the next Valuation Date.

     Variable Account: Glenbrook Life Scudder Variable Account (A), a separate investment account composed of subaccounts that we established to receive and invest purchase payments paid under the Contract.

     we, us,  our,  Glenbrook  Life,  the  Company:  Glenbrook  Life and Annuity
Company.

     you, your, the Owner: The person having the privileges of ownership stated in the Contract.

                                   Highlights

     These highlights provide only a brief overview of the more important features of the Contract. More detailed information about the Contract appears later in this Prospectus. Please read this Prospectus carefully.

The Contract

     The Contract provides a way for you to invest on a "tax-deferred" basis in the fixed account options and in the Scudder portfolios through the subaccounts of the Variable Account. "Tax-deferred" means that the earnings and appreciation on the money in your Contract are not taxed until either you take money out by a full or partial cash withdrawal or by annuitizing the Contract, or until we pay the death benefit.

     The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement. The tax-deferral feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     Like all deferred annuity contracts, the Contract has two phases: the "accumulation period" and the "income period." During the accumulation period, you can allocate money to any combination of investment alternatives; any earnings are tax-deferred. The income period begins once you start receiving regular income payments from your Contract Value. The money you can accumulate during the accumulation period, as well as the annuity income option you choose, will determine the dollar amount of any income payments you receive.

     The Contract is a "variable" annuity because the value of your Contract will go up or down depending on the investment performance of the subaccounts in which you invest. If you select a variable income plan, the amount of your annuity payments in the variable plan will depend on the investment performance of the subaccounts in which you invest. You bear the entire investment risk for your investments in the subaccounts.

     You can also direct money to the fixed account options. We guarantee interest, as well as principal, on money placed in the fixed account options.

Free-Look


     You may return your Contract for a refund within 20 days after you receive it. In most states, the amount of the refund will be the total purchase payments you paid, plus or minus any gains or losses on the amounts you invested in the subaccounts. We determine the value of the refund as of the date the Contract is returned to us. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days, or receive a refund of the amount of your purchase payments.


How to Invest

     You can purchase a Contract for $2,500 or more ($2,000 for Qualified Contracts). You may make additional payments at any time during the accumulation period. Send your payments to:


         Horizon Advantage
         Customer Service Center
         8301 Maryland Avenue
         St. Louis, Missouri 63105


Investment Alternatives

     You can invest your money in any of the following portfolios of the Scudder Variable Life Investment Fund by directing your payments into the corresponding subaccounts:

         Money Market                       Bond
         Capital Growth                     Balanced
         International                      Growth and Income
         Global Discovery                   Large Company Growth
         Small Company Growth

     Each subaccount invests exclusively in shares of one portfolio of the Fund. Each portfolio's assets are held separately from the other portfolios and each portfolio has separate investment objectives and policies. The attached prospectus for the Fund more fully describes the portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the portfolios.

     The value of your investment in the subaccounts will fluctuate daily based on the investment results of the portfolios in which you invest, and on the fees and charges deducted. You bear investment risk on amounts you invest.


     You may also direct all or a portion of your money to two fixed account options: the standard fixed account option and/or the Dollar Cost Averaging fixed account option ("DCA Account") and receive a guaranteed rate of return. Money you place in the standard fixed account will earn interest for one year periods at a fixed rate that is guaranteed by us never to be less than 3.5%


     Purchase payments you place in the DCA Account will earn interest at an annual rate of at least 3.5%. The payments, plus interest, will be transferred out of the DCA Account within a year in equal monthly installments and placed in the subaccounts and standard fixed account in the percentages you designate. You may not transfer money into the DCA Account from another investment alternative.

Transfers Among Investment Alternatives

     You have the flexibility to transfer assets within your Contract. At any time during the accumulation period, you may transfer amounts among the subaccounts and between the standard fixed account option and any subaccount. Transfers cannot be made into the DCA Account.


     We do not impose a charge for any transfers. In the future, we may impose a $10 charge after the twelfth transfer in a Contract Year. We may restrict fixed account transfers. You may want to enroll in the Dollar Cost Averaging program or in the Automatic Portfolio Rebalancing program.

Fees and Expenses

     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment alternatives.


     We deduct two charges daily: a mortality and expense risk charge, equal on an annual basis to no more than 0.40% of the money you have invested in the subaccounts, and an administrative expense charge, equal on an annual basis to no more than 0.30% of the money you have invested in the subaccounts. If you select the Enhanced Death Benefit Rider, the daily mortality and expense risk charge is equal on an annual basis to no more than 0.50% of the money you have invested in the subaccounts.


     We will deduct state premium taxes, which currently range from 0% to 3.5%, if you fully withdraw all of your Contract's value, if we pay out death benefit proceeds, or when you begin to receive annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     The portfolios deduct daily investment charges from the amounts you have invested in the portfolios. These charges currently range from 0.44% to 1.72% annually, depending on the portfolio. See the Fee Table in this Prospectus and the prospectus for the Fund.


Access to Your Money

     You may withdraw all or part of your Contract Value at any time during the accumulation period. The minimum amount you can withdraw is $50. If your Contract's balance after a partial withdrawal would be less than $1,000, we will treat the withdrawal as a full withdrawal.

     We do not deduct any withdrawal charges. For Qualified Contracts issued under Internal Revenue Code Section 403(b), certain restrictions apply. You may also have to pay federal income taxes and a penalty tax on any money you take out of the Contract.

Death Benefit

     We will pay a death benefit before the Payout Start Date on any Owner's death or, if the Owner is not a natural person, on the annuitant's death.

     The death benefit amount will be the greater of:

o The total value of your Contract on the date we determine the death benefit; and

o The total purchase payments you made to the Contract, less any prior withdrawals and premium taxes.

     If you select the enhanced death benefit rider, then the death benefit will be the greater of:

o    The death benefit amount, as stated above, or

o    The  value  of  the  Enhanced  Death  Benefit,   described  later  in  this
     Prospectus.

     If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary.

Income Payments

     The Contract allows you to receive periodic income payments beginning on the Payout Start Date you select. You may choose among several income plans to fit your needs. You may receive income payments for a specific period of time or for life (either single or joint life), with or without a guaranteed number of payments.

     You may choose to have income payments come from the fixed account, one or more of the subaccounts, or both. If you choose to have any part of the payments come from the subaccounts, the dollar amount of the income payments you receive may go up or down, depending on the investment performance of the portfolios you invest in at that time.

Inquiries

         If you need additional information, please contract us at:

         Horizon Advantage
         Customer Service Center
         8301 Maryland Avenue
         St. Louis, Missouri  63105
         1-(800) 242-4402

     Fee Table

     The Fee Table illustrates the current expenses and fees under the Contract, as well as the Fund's fees and expenses for the 1998 calendar year. The purpose of this table is to help you understand the various costs and expenses that you will pay directly and indirectly. The Fund has provided the information on the Fund's expenses.

Contract Owner Transaction Expenses
         Sales Load Imposed on Purchases                               None
         Deferred Sales Charge                                         None
         Surrender Fee                                                 None
         Transfer Fee                                                  (1)

Annual Contract Fee                                                    None

Variable Account Annual Expenses
(as a percentage of your average net assets in the Variable Account)

         With the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.50%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.80%

         Without the Enhanced Death Benefit
                  Mortality and Expense Risk Charge (2)                0.40%
                  Administrative Expense Charge                        0.30%
                                                                       -----
                  Total Variable Account Annual Expenses               0.70%

Scudder Variable Life Investment Fund Annual Expenses (as a percentage of average net assets for the 1998 calendar year)


                          Management Fees                           Total
                               after        Other Expenses      Expenses after
Portfolio                   Fee Waiver*                           Fee Waiver*
---------                   -----------                           -----------
Money Market                   0.37%             0.07%              0.44%
Bond                           0.48%             0.09%              0.57%
Capital Growth                 0.46%             0.04%              0.50%
Balanced                       0.48%             0.08%              0.56%
International                  0.87%             0.17%              1.04%
Growth and Income              0.47%             0.09%              0.56%
Global Discovery*              0.91%             0.81%              1.72%
Large Company Growth**         0.58%             0.67%              1.25%
Small Company Growth**         0.88%             0.62%              1.50%


* Until April 30, 1998, the Adviser agreed to waive a portion of its management fee to the extent necessary to limit the expenses of the Global Discovery Portfolio to 1.50% of average daily net assets. As a result, actual 1998 expenses without giving effect to the expense limitation were: management fee 0.97% and total expenses 1.78%.


** Until April 2000, the Adviser agreed to waive all or a portion of its management fee to limit the expenses of the Large Company Growth Portfolio and the Small Company Growth Portfolio to 1.25% and 1.50% respectively of average daily net assets. Without these limitations the Fund estimates that total expenses for the Large Company Growth Portfolio and the Small Company Growth Portfolio would be 1.09% and 1.90%, respectively. (1) We do not impose a transfer charge. We may in the future assess a $10 charge after the 12th transfer in a Contract Year. We do not count transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing as transfers. (2) If you receive variable periodic income payments, we will assess the mortality and expense risk charge during the payout phase of the Contract.




Examples
The following examples illustrate the expenses you would pay on a $1,000 investment, assuming a 5% annual return, if you continued the Contract, surrendered or annuitized at the end of each period.


(With the Enhanced Death Benefit (1))
Fund portfolio                           1 Year              3 Years
--------------                           ------              -------
Money Market                              $13                  $39
Bond                                      $14                  $43
Capital Growth                            $13                  $41
Balanced                                  $14                  $43
International                             $19                  $58
Growth and Income                         $14                  $43
Global Discovery                          $26                  $78
Large Company Growth                      $21                  $64
Small Company Growth                      $23                  $72

(Without the Enhanced Death Benefit (2))
Fund portfolio                           1 Year              3 Years
--------------                           ------              -------
Money Market                              $12                  $36
Bond                                      $13                  $40
Capital Growth                            $12                  $38
Balanced                                  $13                  $40
International                             $18                  $55
Growth and Income                         $13                  $40
Global Discovery                          $25                  $75
Large Company Growth                      $20                  $61
Small Company Growth                      $22                  $69


(1)  Total Variable Account Annual Expenses of 0.80%
(2)  Total Variable Account Annual Expenses of 0.70%

     You should not consider the examples above to represent past or future expenses, performance or return. The assumed 5% return is hypothetical. Actual expenses and returns may be greater or less than those shown. Neither the fee table nor the examples reflects the deduction of any premium taxes.

Condensed Financial Information

     Condensed financial information for the subaccounts is included at the end of this Prospectus.

                     Calculation of Yield and Total Returns

Yields and Standard Total Return

     We may advertise the yields and standard average annual total returns for the subaccounts. These figures will be based on historical earnings and are not intended to indicate future performance.

     Yields and standard total returns include all charges and expenses you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the enhanced death benefit) and an administrative expense charge of 0.30%.

     The yield of the Money Market Subaccount refers to the annualized investment income that an investment in the Subaccount generates over a specified seven-day period. The effective yield of the Money Market Subaccount is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

     The yield of a subaccount (except the Money Market Subaccount) refers to the annualized income that an investment in the subaccount generates over a specified thirty-day period.

     The average annual total return of a subaccount assumes that an investment has been held in the subaccount for certain periods of time including the period measured from the date the subaccount began operations. We will provide the average annual total return for each subaccount that has been in operation for 1, 5, and 10 years. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods.

     The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

     For additional information regarding yield and total return calculations, please refer to the SAI.

Other Performance Data

     We may disclose average annual total return in nonstandard formats and cumulative total return. This means that the data may be presented for different time periods and different dollar amounts.

     We may also present historic performance data for the portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (0.40% for Contracts with the standard death benefit; 0.50% for Contracts with the enhanced death benefit) and an administrative expense charge of 0.30%.

     Such  adjusted  historic   performance  includes  data  that  precedes  the
inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

     We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the SAI.

     Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each subaccount with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service. These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

     We may report other information including the effect of tax-deferred compounding on a subaccount's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best's, Moody's and Standard & Poor's rating of Glenbrook Life as an insurance company.

                     Glenbrook Life and the Variable Account

Glenbrook Life and Annuity Company


     Glenbrook Life and Annuity Company (we, us, Glenbrook Life) issues the Contract. We are a stock life insurance company that was organized under the laws of Illinois in 1992 and redomesticated as a corporation under the laws of Arizona on December 28, 1998. We were originally organized under the laws of Indiana in 1965. From 1965 to 1983 we were known as "United Standard Life Assurance Company" and from 1983 to 1992 we were known as "William Penn Life Assurance Company of America." We are licensed to operate in Puerto Rico, the District of Columbia and all states except New York. We intend to market the Contract in those jurisdictions in which we are licensed to operate. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


     We are a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. The Allstate Corporation ("Corporation") owns all of the outstanding capital stock of Allstate. On June 30, 1995, Sears Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.

     We entered into a reinsurance agreement with Allstate Life, effective June 5, 1992. Under the reinsurance agreement, fixed account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life. Allstate Life accepts 100% of the liability under such contracts. However, the obligations of Allstate Life under the reinsurance agreement are to us. We remain the sole obligor under the Contract to the Owners.

     We are engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities competing in the sale of insurance and annuities. There are approximately 1,700 stock, mutual and other types of insurers in business in the United States. Several independent rating agencies regularly evaluate life insurer's claims-paying ability, quality of investments and overall stability. A.M. Best Company assigns an A+r to us and an A+ for financial strength to Allstate Life which automatically reinsures all our net business. Standard & Poor's Insurance Rating Services assigns us an AA+ (very strong) for financial strength rating and Moody's assigns us an Aa2 (Excellent) for financial strength rating. These ratings do not relate to the investment performance of the Variable Account.

The Variable Account

     We established the Glenbrook Life Scudder Variable Account (A) as a separate investment account on August 26, 1998 under Illinois law. The Variable Account became subject to Arizona law when we redomesticated on December 28, 1998. The Variable Account receives and invests purchase payments made under the Contracts. We may offer other variable annuities for which the Variable Account may receive and invest payments.


     Under Arizona law, the assets of the Variable Account are held separately from our other assets. That portion of the assets of the Variable Account equal to the reserves and other Contract liabilities with respect to the Variable Account is not chargeable with liabilities arising out of any other business Glenbrook Life may conduct. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account, without regard to other income, gains or losses of Glenbrook Life. The obligations under the Contracts are obligations of Glenbrook Life.

     The Variable Account is divided into subaccounts. Each subaccount invests exclusively in shares of one of the portfolios of the Scudder Variable Life Investment Fund. We may add additional subaccounts in the future, some of which may be available under other variable annuity contracts.

     The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account, the Fund, or Glenbrook Life by the SEC.

                                    The Fund

     The Variable Account invests exclusively in shares of the Scudder Variable Life Investment Fund (the "Fund"). The Fund is registered with the SEC under the 1940 Act as an open-end, diversified management investment company.

     The Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies.

     The general public may not purchase shares of the underlying portfolios. The investment objectives and policies of the underlying portfolios may be similar to those of other portfolios and mutual funds managed by the same investment adviser that are sold directly to the public. You should not expect that the investment results of other portfolios would be similar to those of the underlying portfolios.

Scudder Variable Life Investment Fund

     The subaccounts invest exclusively in Class A shares of the following Scudder portfolios:

                  Money Market              Bond
                  Capital Growth            Balanced
                  International             Growth and Income
                  Global Discovery          Large Company Growth
                  Small Company Growth


Each portfolio represents, in effect, a separate mutual fund with its own distinct investment objectives and policies. The gains or losses of one portfolio have no effect on another portfolio's investment performance.


     The investment objectives and policies of the portfolios available under the Contract are summarized below:


--------------------------------------------------------------------------------
   Portfolio                          Investment Objective
--------------------------------------------------------------------------------
 Money            Market This  portfolio  seeks to  maintain  the  stability  of capital and, consistent  therewith,  to maintain the liquidity of capital and to provide current income.  The Portfolio seeks to maintain a net asset value of $1.00 per share.
--------------------------------------------------------------------------------
 Bond             This portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities.
--------------------------------------------------------------------------------
 Capital          Growth  This  portfolio  seeks to maximize  long-term  capital growth through a broad and flexible investment program.
--------------------------------------------------------------------------------
 Balanced         This portfolio pursues a balance of growth and income from a diversified portfolio of equity and fixed income securities.
                  The portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is
                  designed to reduce risk.
--------------------------------------------------------------------------------
 International    This portfolio seeks long-term  growth of capital  principally from a diversified portfolio of foreign equity securities.
--------------------------------------------------------------------------------
 Growth and       This portfolio  seeks  long-term  growth of capital,  current
 Income           income and growth of income.
--------------------------------------------------------------------------------
 Global           This  portfolio   pursues   above-average   capital
 Discovery        appreciation over the long term by investing  primarily in the equity securities of small companies throughout the world.
--------------------------------------------------------------------------------
 Large Company    This portfolio seeks  long-term  growth of capital through
 Growth           investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.
--------------------------------------------------------------------------------
 Small Company    This portfolio pursues long-term growth of capital by
 Growth           investing primarily in the common stocks of emerging growth companies that are poised to be leaders in the next century.


     There can be no assurance that any portfolio will achieve its objective.

     The Scudder Variable Life Investment Fund prospectus contains more complete information about the portfolios, including a description of the risks involved in investing in each portfolio. A copy of the Fund's prospectus is attached to this Prospectus. You should read the Fund's prospectus carefully before you invest.

Investment Adviser for the Funds

     Scudder Kemper Investments, Inc. (the "Adviser") is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Adviser manages daily investments and business affairs of the Fund, subject to the policies established by the Trustees of the Fund.

                            The Fixed Account Options

     Purchase payments you allocate or transfer to the fixed account options become part of our general account. Because of exemptive and exclusionary provisions, we have not registered interests in the general account under either the Securities Act of 1933 ("1933 Act") or the 1940 Act. Neither the general account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts, and, as a result, the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures regarding the fixed account may be subject to the provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The general account includes all of our general assets, except those assets segregated in separate accounts such as the Variable Account. Unlike the Variable Account, all assets in the general account are subject to the general liabilities of our business operations. We bear the full investment risk for all amounts contributed to the general account. We have the sole discretion to invest the general account's assets, subject to applicable law. Amounts you direct into the fixed account options do not share in the investment experience of our general account.

General Description


     We guarantee that we will credit daily interest to the money you direct to the fixed account. The daily interest will equal or exceed the minimum guaranteed rate of 3.5%. We may declare higher or lower interest rates in the future. We determine interest rates at our sole discretion. We have no specific formula for determining fixed account interest rates. Amounts allocated to the fixed account options do not get charged the Variable Account asset based charges of 0.70% (0.80% if you elect the Enhanced Death Benefit Rider).


Standard Fixed Account Option

     Money you direct to the standard fixed account option earns interest at a declared rate for one year. The declared rate is the current rate in effect at the time of your allocation or transfer. Once declared, the rate is guaranteed for 12 months. As each one year period expires, we will declare a renewal rate. On or about the end of each one year period, we will notify you of the new interest rate(s). It will not be less than the 3.5% guaranteed rate found in the Contract. We may declare more than one interest rate for different monies you have in the standard fixed account option based upon the date of your allocation or transfer into the standard fixed account.

     You may allocate all or a portion of your premium payment to the standard fixed account option. You may withdraw or transfer your money from the standard fixed account option at any time on a first-in, first-out basis. If you withdraw money from the standard fixed account, you will receive the amount you requested, minus any applicable premium taxes and tax withholding.



The Dollar Cost Averaging Fixed Account Option

     You may allocate all or a portion of your purchase payments to the Dollar Cost Averaging fixed account (the "DCA Account"). Each purchase payment you place in the DCA Account will earn interest for up to one year at a declared rate of interest. The declared rate will be the current rate in effect at the time you direct your purchase payment into the DCA Account. The rate will never be less than 3.5%.

     Each purchase payment you direct into the DCA Account, and interest earned on that payment, will be transferred out of the DCA Account in equal monthly installments within one year. You can select fewer than 12 monthly transfers, but you may not select more than 12. At the end of 12 months from the date of your allocation to the DCA Account, we will transfer any remaining portion of the purchase payment and interest in the DCA Account to the Money Market Subaccount.

     You must specify the investment alternatives that will receive the monthly installments. You must also specify the percentage (whole percentages only, totaling 100%) of each monthly installment that each investment alternative should receive.

     You can only put money into the DCA Account when you make purchase payments. You may not transfer funds into the DCA Account from other investment alternatives.

                             Purchasing the Contract

Purchasing the Contract

     You may purchase the Contract with a first purchase payment of $2,500 or more ($2,000 for a Qualified Contract). We will issue the Contract if the annuitant and contract owner are age 90 or younger. The first payment is the only payment we require you to make under the Contract. There are no requirements on how much to pay or how many payments to make. You decide the amount of each payment. You may add money to your Contract automatically through Automatic Additions. We may limit the dollar amount of purchase payments we will accept in the future.

Free-Look Period

     You may return your Contract to us for a refund within 20 days after you receive it. In most states, the amount of the refund will be the total purchase payments you paid, plus or minus any investment gains or losses on the amounts you invested in the subaccounts from the date of the allocation through the date we determine the refund. You will receive a full refund of the amounts you allocated to the fixed account options. We determine the value of the refund as of the date we receive the refunded Contract. We will pay the refund within 7 days after we receive the Contract. The Contract will then be deemed void. In some states you may have more than 20 days. If your state requires us to refund premium payments, your refund will equal the entire amount of the premium payments you paid.

Crediting Your First Purchase Payment

     When we receive a properly completed application with your first payment, we will credit that payment to the Contract within two business days of receiving the payment. If we receive an incomplete application, then we will credit the payment within two business days of receiving the completed application. If, for any reason, we do not credit the payment to your account within five business days, then we will immediately return the payment to you. You may, after receiving notice of our delay, specifically request that we do not return the payment. We reserve the right to reject any application.

     We will credit all additional payments to your Contract at the close of the Valuation Period in which we receive the payment.

Allocating Your Purchase Payments

     On the application, you instruct us how to allocate your purchase payment among the investment alternatives. You must allocate your payments to the investment alternative either in whole percentages (from 0% to 100% totaling 100%) or in whole dollars (totaling the entire dollar amount of your payment). Unless you send us written notice of a change, we will allocate each additional payment you make according to the instructions for the previous purchase payment. Any change in allocation instructions will be effective at the time we receive the notice in good order.

Accumulation Units

     Each purchase payment you allocate to the subaccounts will be credited to the Contract as accumulation units. For example, if you make a $10,000 purchase payment to the Money Market Subaccount when its accumulation unit value equals $10, then we will credit 1,000 accumulation units for the Money Market Subaccount to your Contract. The Variable Account, in turn, will purchase $10,000 worth of shares of the Money Market Portfolio of the Fund.

Accumulation Unit Value

     Each subaccount values its accumulation units separately. The value of accumulation units will change for each Valuation Period according to the investment performance of the shares of the portfolio held by each subaccount and the deduction of certain expenses and charges.

     The value of an accumulation unit in a subaccount for any Valuation Period equals the value of the accumulation unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that subaccount for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date, in the value of subaccount assets per accumulation unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

     You should expect the value of your Contract to change daily to reflect the investment experience of the portfolios in which you are invested through the subaccounts, any interest earned on the fixed account options, and the deduction of certain expenses and charges.

                                    Transfers

     You may transfer your Contract's value among investment alternatives before the Payout Start Date, subject to the following restrictions. You may make transfers among all the investment alternatives at any time, except you may not make transfers into the DCA Account. Transfers from the standard fixed account option are taken out on a first-in, first-out basis.

     We reserve the right to assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. We presently waive this charge. We reserve the right to waive transfer restrictions. Transfers to or from more than one investment alternative on the same day are treated as one transfer. Transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing do not count as transfers.

     After the Payout Start Date, transfers among subaccounts or from a variable amount income payment to a fixed amount income payment may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, transfers out of a fixed amount income payment are not permitted.

Telephone Transfers

     We accept telephone transfer requests at (800)242-4402, if we receive them by 3:00 p.m., Central Time. We will not accept telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time.

     Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed accumulation unit value for the subaccounts involved. If the NYSE closes early (i.e. before 3:00 p.m. Central Time), or if it closes for a period of time, but then reopens for trading on the same day, we will process telephone transfer requests at the close of the NYSE on that particular day.

     We use procedures that we believe provide reasonable assurance that telephone transfers are authorized by the proper persons. We may tape telephone conversations with persons who claim to authorize the transfer and we may request identifying information from such persons. We disclaim any liability for losses resulting from telephone transfers if the claim is that the transfer was not properly authorized. However, if we do not take reasonable steps to help ensure that such authorizations are valid, then we may be liable for such losses.

Dollar Cost Averaging

     Before the Payout Start Date, you may make transfers automatically through Dollar Cost Averaging (DCA). DCA permits you to transfer a specified amount in equal monthly installments from the one year fixed DCA Account or any subaccount to any of the subaccounts. DCA may not be used to transfer amounts to the fixed account. There is no charge for participating in the DCA program. DCA transfers do not count towards the twelve free transfers allowed during each Contract Year.

     By transferring a set amount on a regular schedule, instead of transferring the total amount at one particular time, you may reduce the risk of investing in the underlying portfolio only when the price is high. Participating in the DCA program does not guarantee a profit and it does not protect against a loss if market prices decline.

Automatic Portfolio Rebalancing

     Transfers may be made automatically through Automatic Portfolio Rebalancing before the Payout Start Date. If you elect Automatic Portfolio Rebalancing, then we will rebalance all of your money allocated to the subaccounts to your desired allocations on a quarterly basis. Each quarter, money will be transferred among subaccounts to achieve the desired allocation.

     Unless you send us written notice of a change, the desired allocation will be the allocation you first selected. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs before our receipt of your written request.

     Transfers made though Automatic Portfolio Rebalancing are not counted toward the twelve free transfers permitted per Contract Year. Any money you have allocated to the fixed account options will not be included in the rebalancing.

                              Access to Your Money

Withdrawals

     You may withdraw all or part of your Contract Value at any time before the Payout Start Date and before the Owner's death (or the annuitant's death if the Owner is not a natural person).

     The amount you may withdraw is the full Contract Value next computed after we receive the request for a withdrawal, minus any applicable federal withholding or premium taxes. We do not deduct any withdrawal charges from a full or partial withdrawal.

     We will pay withdrawals from the Variable Account within seven days of receiving the request, unless we delay payments for reasons specified below in "Delay of Payments."

     To complete a partial withdrawal from the Variable Account, we will redeem accumulation units in an amount equal to the withdrawal and any applicable premium taxes. You must name the investment alternatives from which you want to make the withdrawal. If you do not name an investment alternative, we will not honor the incomplete withdrawal request.

     If any portion of the withdrawal is to be taken from the standard fixed account option, then the amount requested will be deducted on a first-in, first-out basis.

     The minimum amount you may withdraw is $50. If your Contract Value after a partial withdrawal would be less than $1,000, then we will treat the request as a request for a full withdrawal and we will pay out the entire Contract Value, minus any charges and premium taxes. We may waive these withdrawal restrictions.

     You may take partial withdrawals automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. You may request Systematic Withdrawals of $50 or more at any time before the Payout Start Date. We may prohibit Systematic Withdrawals if you also elect Dollar Cost Averaging.

     If you have a valid telephone transfer request form on file with us, then you may make a partial withdrawal by telephone. We calculate the Contract Value we will pay you at the price next computed after we receive your withdrawal request. We will pay you the amount you request within seven days of when we receive your request. Unless you elect in writing not to have federal income taxes withheld, we, by law, must withhold taxes from the taxable portion of the withdrawal.

     Partial and full withdrawals may be subject to federal income tax and a 10% tax penalty. This tax and penalty are explained in "Federal Tax Matters" on page [35].

     After the Payout Start Date, we will permit withdrawals only when annuity payments are being made from the Variable Account for a specified number of payments only (i.e., Income Plan 3). In that case, you may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due. The commuted balance of the remaining variable payments will be equal to the net present value of the future stream of payments using a discount rate of 3% and the annuity unit value next determined after the receipt of your request.

                             Annuity Income Payments

Payout Start Date for Income Payments

     The Payout Start Date is the day that we will start paying income payments under the Contract. You may change the Payout Start Date at any time by sending us written notice at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be:

o    at least one month after the issue date; and

o no later than the day the annuitant reaches age 90, or the 10th anniversary of the issue date, if later.

     The dollar amount of the income payments may be variable, fixed, or both. The method of calculating the first annuity payment is different for the two types of payments.

Variable Income Payments

     The dollar amount of variable income payments depends upon:

o    the investment experience of the subaccounts you select,

o    any premium taxes due,

o    the age and sex of the annuitant, and

o    the income plan you chose.

     We guarantee that the amount of the income payment will not be affected by actual mortality experience and the amount of our administration expenses. Your Contract contains income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

     The total income payments we will pay to you may be more or less than the total of the purchase payments you paid to us because:

o variable income payments will vary with the investment results of the underlying portfolios, and

o    annuitants may live longer than, or not as long as, expected.

     The income plan option selected will affect the dollar amount of each annuity payment.

     Income payments are determined based on an assumed investment rate, the investment performance of the portfolios in which the subaccounts you select invest, and the deduction of certain fees and charges. If the actual net investment experience of the subaccounts is less than the assumed investment rate, then the dollar amount of the income payments will decrease. If the net investment experience equals the assumed investment rate, then the dollar amount of the income payments will stay level. If the net investment experience exceeds the assumed investment rate, then the dollar amount of the income payments will increase. The assumed investment rate under the Contract is 3%. For more information on how variable income payments are determined, see the SAI.

Fixed Income Payments

     If you choose to have any portion of your annuity income payments come from the fixed account, the payment amount will be fixed for the duration of the income plan and guaranteed by us. We calculate the dollar amount of the fixed income payment by applying the portion of the Contract Value in the fixed account on the Payout Start Date minus any applicable premium tax, to the value from the income payment table in your Contract. We will pay you a higher amount if we are offering it at that time.

Annuity Transfers

     After the Payout Start Date, you may not make any transfers from the fixed account. You may transfer amounts between subaccounts, or from the variable income payment to the fixed income payment starting six months after the Payout Start Date. Transfers may be made once every six months thereafter.

Income Plans

     The income plans offered under the Contract include:

     Income Plan 1 - Life Income with Guaranteed Payments:

     We will make payments for as long as the annuitant lives. If the annuitant dies before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

     Income Plan 2 - Joint and Survivor Life Income with Guaranteed Payments:

     We will make payments for as long as either the annuitant or joint annuitant, named at the time of income plan selection, lives. If both the annuitant and the joint annuitant die before the selected number of guaranteed payments have been made, then we will continue to pay the remainder of the guaranteed payments to the beneficiary.

     Income Plan 3 - Guaranteed Number of Payments:

     We will make payments for a specified number of months beginning on the Payout Start Date. These payments do not depend on the annuitant's life. The guaranteed number of months may range from 60 to 360. The mortality and expense risk charge will be deducted from Variable Account assets supporting these payments even though we do not bear any mortality risk.

     You may change the income plan until 30 days before the Payout Start Date. If you chose an income plan which depends on the annuitant or joint annuitant's life, then we will require proof of age before income payments begin. Applicable premium taxes will be assessed.

     If you do not select an income plan, then we will make income payments in accordance with Income Plan 1 Life Income with Guaranteed Payments for 120 Months. Other income plans may be available upon request at our discretion. We currently use sex-distinct annuity tables. However, if Congress or the states pass legislation, then we reserve the right to use income payment tables that do not distinguish on the basis of sex. Special rules and limitations may apply to certain Qualified Contracts.

     If the Contract Value to be applied to an income plan is less than $2,000 or the monthly payments determined under the income plan are less than $20, then we may pay the Contract Value, minus any applicable taxes, in a lump sum or we may change the payment frequency to an interval that results in income payments of at least $20.

                                 Death Benefits

Death Benefit Payment Provisions

     A death benefit may be paid to the new Owner determined immediately after the death if, before the Payout Start Date:

o        any Owner dies; or
o        the annuitant dies and an Owner is not a natural person.

     If the new Owner eligible to receive the death benefit is not a natural person, then the new Owner may elect to receive the death benefit in one or more payments. Otherwise, if the new Owner is a natural person, then the new Owner may elect to receive the death benefit in one or more payments or in periodic payments through an annuity income plan.

     The entire death benefit must be paid within five years after the date of death unless an income plan is selected or a surviving spouse continues the Contract in accordance with the following:

     If an income plan is elected, payments from the income plan must begin within one year of the date of death and must be payable throughout:

o    the new Owner's life; or

o    a period not to exceed the new Owner's life expectancy; or

o the new Owner's life with payments guaranteed for a period not to exceed the new Owner's life expectancy.

     If the deceased owner's surviving spouse is the new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the accumulation phase as if the death had not occurred. We will only permit the Contract to be continued once. On the day the Contract is continued, we will set the Contract Value equal to the Death Benefit or Enhanced Death Benefit, as appropriate, calculated as of the date on which we receive all the information we need to process your spouse's request to continue the Contract after your death. Because the Death Benefit and Enhanced Death Benefit can never be less than the current Contract Value at that time, our resetting the Contract Value will never cause the Contract Value to decrease.

Death Benefit Amount

     Before the Payout Start Date, the death benefit amount is equal to the greater of:

o    the Contract Value on the date we determine the death benefit, or

o the sum of all purchase payments, minus any prior withdrawals and premium taxes.

     We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment of the death benefit. A complete request includes proof of death, and such other documentation as we may require in our discretion. In addition to the above alternatives, upon purchase of the Contract, if the Owner is age 75 or younger, then the Owner can select the Enhanced Death Benefit Rider.

Enhanced Death Benefit Rider

     If the Owner is a living individual and that Owner dies, then the enhanced death benefit applies only for the death of such Owner. If an Owner is not a living individual, then the enhanced death benefit applies only for the annuitant's death.

     If you select this Rider, then the death benefit will be the greater of :

o        the death benefit amount, as stated above, or
o        the value of the Enhanced Death Benefit.

     On the issue date, the Enhanced Death Benefit is the initial purchase payment. After the issue date, the Enhanced Death Benefit is recalculated whenever you make a purchase payment, take a withdrawal, or on the Contract Anniversary as follows:

o For purchase payments, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit plus the purchase payment.

o For withdrawals, the Enhanced Death Benefit equals the most recently calculated Enhanced Death Benefit reduced by the amount of the withdrawal.

o On each Contract Anniversary, the Enhanced Death Benefit equals the greater of the Contract Value or the most recently calculated Enhanced Death Benefit.

     If you do not take any withdrawals or make any purchase payments, the Enhanced Death Benefit will be the greatest value of your Contract on any Contract Anniversary on or before the date we calculate the death benefit.

     We will recalculate the Enhanced Death Benefit for purchase payments, withdrawals and on Contract anniversaries until the oldest Owner, or the annuitant if the Owner is not a living individual, reaches age 80. After age 80, the Enhanced Death Benefit will be recalculated only for purchase payments and withdrawals.

     We will determine the value of the death benefit at the end of the Valuation Period during which we receive a complete request for payment, including proof of death. We will not settle any death claim until we receive proof of death.


                                Fees and Expenses


Deductions from Purchase Payments

     We do not take any deductions from your purchase payments. Therefore, the full amount of every purchase payment is invested in the investment alternatives you select.


Withdrawal Charge

     There are no withdrawal charges under the Contract. We do not take withdrawal charges when you request a full or partial withdrawal. You may withdraw all or part of your Contract Value at any time before the earlier of the Payout Start Date or an Owner's death (if the Owner is not a natural person, the annuitant's death).

     We may withhold federal and state income tax from withdrawal amounts. Certain terminations may also be subject to a federal tax penalty.

Contract Maintenance Charge

     There is no Contract maintenance charge. We bear the maintenance costs. Maintenance costs include, but are not limited to, expenses incurred in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and Contract changes; calculating accumulation unit and annuity unit values; and issuing reports to Owners and regulatory agencies.

Administrative Expense Charge

     We deduct a daily administrative expense charge that equals, on an annual basis, 0.30% of the daily net assets you have allocated to the subaccounts. This charge is designed to cover actual administrative expenses. The administrative charge does not necessarily equal the expenses we incur.

Mortality and Expense Risk Charge


     We deduct a daily mortality and expense risk charge that equals, on an annual basis, 0.40% of the daily net assets you have allocated to the subaccounts. We guarantee that the 0.40% rate will not increase over the Contract's life.


     The mortality risk arises from our guarantee to cover all death benefits and to make income payments in accordance with the income plan you select. The expense risk arises from the possibility that the contract maintenance and administrative expense charges, both of which are guaranteed not to increase, will not be enough to cover actual administrative expenses.

     If you select the Enhanced Death Benefit Rider, then we will deduct an additional mortality and expense risk charge equal, on an annual basis, to 0.10% of the daily net assets you have allocated to the subaccounts. This results in a total annual charge of 0.50% of daily net assets in the subaccounts.


     We guarantee that the 0.50% rate for the Enhanced Death Benefit Rider will not increase over your Contract's life. For amounts allocated to the Variable Account, we deduct the mortality and expense risk charge during the accumulation and payout phases of the Contract.


Taxes

     We deduct applicable state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, when a total withdrawal occurs, or when we distribute the death benefit. Current premium tax rates range from 0 to 3.5%. We reserve the right to deduct premium taxes from the purchase payments even where the premium taxes are assessed at the Payout Start Date or upon total withdrawal.

     At the Payout Start Date, we will deduct the charge for premium taxes from each investment alternative in the proportion that your value in that investment alternative bears to your total Contract Value.

Transfer Charges


     We do not deduct transfer charges. However, in the future, we may assess a $10 charge on each transfer after the twelfth transfer in a Contract Year. This excludes transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing. We presently waive this charge.


Fund Expenses

     The portfolios deduct investment charges from the amounts you have invested in the portfolios. A complete description of the expenses and deductions from the portfolios may be found in the Fund's prospectus. The Fund's prospectus accompanies this Prospectus.

                               Federal Tax Matters

Introduction

     The following discussion is general and is not intended as tax advice. We make no guarantee regarding the tax treatment of any contract or transaction involving a contract.


     Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, then you should consult a competent tax adviser.


Taxation of Annuities in General

Tax Deferral


     Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

(1)  the owner is a "natural person",


(2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department Regulations, and


(3) Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-natural Owners

     As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contract is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the SAI for a discussion of several exceptions to the general rule for contracts owned by non-natural persons.


Diversification Requirements


     For a Contract to be treated as an annuity for federal Income tax purposes, the investments in the Variable Account must be "adequately diversified"
consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although Glenbrook Life does not have control over the portfolios or their investments, we expect the portfolios to meet the diversification requirements.


Ownership Treatment


     The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future Guidance would be issued regarding the extent that owners could direct subaccount investments without being treated as owners of the underlying assets of the Variable Account.

     Your rights under this Contract are different from those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be included in your gross income. Glenbrook Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


Taxation of Partial and Full Withdrawals


     If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value exceeds the investment in the contract. The investment in the Contract is the gross premiums paid for the Contract minus any amounts previously received from the contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a qualified contract, the portion of the payment that bears the same ratio to the total payment as the investment in the contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-qualified Contract or a qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the contract.

     "Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:


o    made on or after the date the individual attains age 59 1/2,

o    made to a beneficiary after the owner's death,

o    attributable to the owner being disabled, or

o for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).


     If you transfer a non-qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the contract at the time of transfer. Except for certain qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.


Taxation of Annuity Payments


     Generally, the rule for income taxation of payments received from a nonqualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


Taxation of Death Benefits


     Death of an owner, or death of the annuitant if the Contract is owned by a non-natural person, will cause a distribution of Death Benefits from a Contract. Generally, such amounts are included in income as follows:


(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

(2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

Please see the SAI for more detail on distribution at death requirements.

Penalty Tax on Premature Distributions


     A 10% penalty tax applies to the taxable amount of any premature distribution from a nonqualified Contract. The penalty tax generally applies to any distribution made before the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


(1)  made on or after the date the owner attains age 59 1/2,

(2)  made as a result of an owner's death or disability,

(3) made in substantially equal periodic payments over the owner's life or life expectancy,

(4)  made under an immediate annuity, or

(5)  attributable to an investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from qualified Contracts.

Aggregation of Annuity Contracts


     All non-qualified deferred annuity contracts issued by Glenbrook Life (or our affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


Tax Qualified Contracts


     The Contract may be used as investments with certain Qualified Plans such as:


o Individual Retirement Annuities or Accounts (IRAs) under Section 408(b) of the Code;

o    Roth IRAs under Section 408A of the Code;

o    Simplified Employee Pension Plans under Section 408(k) of the Code;

o Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

o    Tax Sheltered Annuities under Section 403(b) of the Code;

o    Corporate and Self Employed Pension and Profit Sharing Plans; and

o    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans.

In the case of certain Qualified Plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Restrictions Under Section 403(b) Plans


     Section 403(b) of the Internal Revenue Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:


o    attains age 59 1/2,

o    separates from service,

o    dies,

o    becomes disabled, or

o on account of hardship (earnings on salary reduction contributions may not be distributed on account of hardship).


     These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another Section 403(b) plan.


Income Tax Withholding


     We are required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from qualified Contracts, excluding IRAs, with the exception of:


(1)  required minimum distributions, or

(2) a series of substantially equal periodic payments made over a period of at least 10 years, or

(3)  over the life (joint lives) of the participant (and beneficiary).

Glenbrook Life may be required to withhold federal and state income taxes on any distributions from nonqualified Contracts, or qualified Contracts that are not eligible rollover distributions, unless you notify us of your election not to have taxes withheld.

                                 General Matters

Owner

     The Owner ("you") has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. Both a nonnatural and natural person cannot jointly own the Contract.

Beneficiary

     Subject to the terms of any irrevocable beneficiary designation, you may change the beneficiary at any time by sending us written notice. Any change will be effective at the time you sign the notice, whether or not the annuitant is living when we receive the change. We will not be liable for any payment or settlement made before we receive the written notice.

     Unless otherwise provided in the beneficiary designation, if a beneficiary predeceases the Owner and there are no other surviving beneficiaries, then the new beneficiary will be the Owner's spouse. If deceased then, the Owner's children (in equal shares). If deceased, then the Owner's estate.

     Multiple beneficiaries may be named. Unless otherwise provided in the beneficiary designation, if more than one beneficiary survives the Owner, then the surviving beneficiaries will share equally in any amounts due.

Assignments

     We will not honor an assignment of an interest in a Contract as collateral or security for a loan. The Owner may assign other benefits under the Contract before the Payout Start Date. No beneficiary may assign benefits under the Contract until they are due. We will not be bound by an assignment unless it is signed by the Owner and filed with us. We are not responsible for the validity of an assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments.

Delay of Payments

     Payment of any amounts due from the Variable Account under the Contract will be made within seven days, unless:

o The NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is otherwise restricted;

o    An emergency exists as defined by the SEC; or

o    The SEC permits delay for the protection of the Owners.

     Payments or transfers from the fixed account may be delayed for up to 6 months.

Modification

     We cannot modify the Contract without your consent, except:

o    to make the Contract meet the requirements of the 1940 Act;

o    to make the Contract comply with any changes in the Internal  Revenue Code;
     or

o to make any changes required by the Internal Revenue Code or by any other applicable law.

Customer Inquiries

     If you would like additional information, please contract a representative of the Company or call us at:

                  Horizon Advantage
                  Customer Service Center
                  8301 Maryland Avenue
                  St. Louis, Missouri 63105
                  1- (800) 242-4402

                          Distribution of the Contracts

     Allstate Life Financial Services, Inc. ("ALFS"), 3100 Sanders Road, Northbrook, Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). ALFS is also registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


     ALFS has contracted with Scudder Investors Services, Inc. ("Scudder") for Scudder's services in connection with the distribution of the Contract. Scudder is registered with the SEC as a broker-dealer under the 1934 Act and is a member of the NASD. Individuals directly involved in the sale of the Contract are registered representatives of Scudder and appointed licensed agents of the Company. The principal address of Scudder is Two International Place, Boston, Massachusetts 02110-4103.


     The underwriting agreement with ALFS provides for indemnification of ALFS by us for liability to Owners arising out of services rendered or Contracts issued.

                                  Voting Rights

     The Owner or anyone with a voting interest in a subaccount may instruct us on how to vote at the Fund's shareholder meetings. We will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. We reserve the right to vote the eligible shares in our own right, if subsequently permitted by the 1940 Act, its regulations or interpretations thereof.


     We will vote Fund shares for which no timely instructions were received in proportion to the voting instructions which we receive with respect to all Contracts participating in that subaccount. We will apply voting instructions to abstain on a pro-rata basis to reduce the votes eligible to be cast.


     Before the Payout Start Date, you hold the voting interest in the subaccount. We will determine the number of your votes by dividing your Contract's value in the subaccount by the net asset value per share of the applicable portfolio.

     After the Payout Start Date, the person receiving variable income payments has the voting interest and the votes decrease as income payments are made and the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable subaccount by the net asset value per share of the corresponding eligible portfolio.

                               General Provisions

Legal Proceedings

     From time to time we are involved in pending and threatened litigation in the normal course of our business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on our financial condition.

Financial Statements

     Our financial statements and the financial statements of the Variable Account are included in the SAI.

Legal Matters


     Sutherland Asbill & Brennan LLP has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. Michael J. Velotta, General Counsel of the Company, has passed upon all matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and our right to issue such Contracts under Arizona insurance law.


Year 2000


     We are heavily dependent upon complex computer systems for all phases of our operations, including customer service, and contract administration. Since many of our older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if software is not reprogrammed, remediated or replaced, ("Year 2000 Issue"). We believe that many of our counterparties and suppliers also have Year 2000 Issues that could affect us. In 1995, Allstate commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes us actively working with our major external counterparties and suppliers to assess their compliance efforts and our exposure to them. Allstate is currently in the process of identifying key processes and developing contingency plans in the event that the systems supporting its key processes are not Year 2000 compliant at the end of 1999. Management believes these contingency plans should be completed by mid-1999. Until these plans are complete, management is unable to determine an estimate of the most reasonably possible worst case scenario due to issues relating to the Year 2000. We presently believe that we will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect the results of our operations, liquidity or financial position. Year 2000 costs are and will be expensed as incurred.


              Statement of Additional Information Table of Contents


Additions, Deletions or Substitutions of Investments............................................1
Reinvestment....................................................................................1
The Contract....................................................................................1
Purchase of Contracts...........................................................................1
Performance Data................................................................................2
         Money Market Subaccount Yields.........................................................2
         Other Subaccount Yields................................................................3
Standardized Total Returns......................................................................4
Other Performance Data..........................................................................5
         Cumulative Total Returns...............................................................5
         Adjusted Historical Portfolio Total Returns............................................5
         Without the Enhanced Death Benefit.....................................................6
         With the Enhanced Death Benefit........................................................6
         Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)...........................7
Premium Taxes...................................................................................7
Tax Reserves....................................................................................7
Income Payments.................................................................................7
         Calculation of Variable Annuity Unit Values............................................7
General Matters.................................................................................8
         Incontestability.......................................................................8
         Settlements............................................................................8
         Safekeeping of the Variable Account's Assets...........................................8
Federal Tax Matters.............................................................................9
         Introduction...........................................................................9
         Taxation of Glenbrook Life and Annuity Company.........................................9
         Exceptions to the Non-natural Owner Rule...............................................9
         IRS Require Distribution at Death Rules...............................................10
         Qualified Plans.......................................................................10
         Types of Qulified Plans...............................................................10
                  IRAs.........................................................................11
                  Roth IRAs....................................................................11
                  Simplified Employee Pension Plans............................................11
                  Savings Incentive Match Plans for Employees (SIMPLE Plans)...................12
                  Tax Sheltered Annuities......................................................12
                  Corporate and Self-Employed Pension and Profit Sharing Plans.................12
                  State and Local Government and Tax-Exempt Organization ......................13
                  Deferred Compensation Plans..................................................13
Legal Matters..................................................................................13
Experts........................................................................................13
Financial Statements...........................................................................13



Order Form

Please send me a copy of the most recent Statement of Additional Information for the Glenbrook Life Scudder Variable Account (A).

(Date)         (Name)

               (Street Address)
               (City)           (State)  (Zip Code)

Send to: Glenbrook Life and Annuity Company
         PO Box 94039
         Palatine, IL 60094-4039
         Attn:  Annuity Services

                         Condensed Financial Information

     The following condensed financial information shows accumulation unit values for each subaccount for each year since the subaccount started operation. Accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Accumulation unit value does not reflect the deduction of certain charges that we subtract from your Contract Value. The data is obtained from the audited financial statement of the Variable Account that can be found in the SAI.


                             Money Market subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.04                 3,111
------------ -------------------- ------------------ ------------------------

                                 Bond subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.00                  806
------------ -------------------- ------------------ ------------------------

                            Capital Growth subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.71                  752
------------ -------------------- ------------------ ------------------------

                               Balanced subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.63                 1,848
------------ -------------------- ------------------ ------------------------

                            International subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.38                  ---
------------ -------------------- ------------------ ------------------------

                          Growth and Income subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.04                  803
------------ -------------------- ------------------ ------------------------

                               Global Discovery subaccount
------------ -------------------- ------------------ ------------------------
             Accumulation unit    Accumulation       Number of accumulation
             value at beginning   unit value at      units outstanding at
             of year              the end of the     the end of the year
                                  year
------------ -------------------- ------------------ ------------------------
1998*              $10.00              $10.86                  ---
------------ -------------------- ------------------ ------------------------

*  From commencement of each subaccount on November 30, 1998.

Because the Large Company Growth and Small Company Growth subaccounts did not begin operations under May 1, 1999, there is no condensed financial information for these subaccounts for the year ended December 31, 1998.

                       Statement of Additional Information

                                     For the

                            Scudder Horizon Advantage

    Individual and Group Flexible Premium Variable Deferred Annuity Contracts

                                 Issued Through

                   Glenbrook Life Scudder Variable Account (A)

                                   Offered by

                       Glenbrook Life and Annuity Company
                              Post Office Box 94039
                             Palatine, IL 60094-4039
                                1 (800) 776-6978


                                   -----------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Scudder Horizon Advantage, a flexible premium variable deferred annuity (the "Contract") offered by Glenbrook Life and Annuity Company ("Company", "we," "us"). We are a wholly owned subsidiary of Allstate Life Insurance Company.

You may obtain a copy of the Prospectus dated May 1, 1999, by calling (800) 776-6978 or writing to us at the address listed above.


       This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract.

                                Dated May 1, 1999


              Statement of Additional Information Table of Contents

Additions, Deletions or Substitutions of Investments............................................1
Reinvestment....................................................................................1
The Contract....................................................................................1
Purchase of Contracts...........................................................................1
Performance Data................................................................................2
         Money Market Subaccount Yields.........................................................2
         Other Subaccount Yields................................................................3
Standardized Total Returns......................................................................4
Other Performance Data..........................................................................5
         Cumulative Total Returns...............................................................5
         Adjusted Historical Portfolio Total Returns............................................5
         Without the Enhanced Death Benefit.....................................................6
         With the Enhanced Death Benefit........................................................6
         Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)...........................7
Premium Taxes...................................................................................7
Tax Reserves....................................................................................7
Income Payments.................................................................................7
         Calculation of Variable Annuity Unit Values............................................7
General Matters.................................................................................8
         Incontestability.......................................................................8
         Settlements............................................................................8
         Safekeeping of the Variable Account's Assets...........................................8
Federal Tax Matters.............................................................................9
         Introduction...........................................................................9
         Taxation of Glenbrook Life and Annuity Company.........................................9
         Exceptions to the Non-natural Owner Rule...............................................9
         IRS Require Distribution at Death Rules...............................................10
         Qualified Plans.......................................................................10
         Types of Qulified Plans...............................................................10
                  IRAs.........................................................................11
                  Roth IRAs....................................................................11
                  Simplified Employee Pension Plans............................................11
                  Savings Incentive Match Plans for Employees (SIMPLE Plans)...................12
                  Tax Sheltered Annuities......................................................12
                  Corporate and Self-Employed Pension and Profit Sharing Plans.................12
                  State and Local Government and Tax-Exempt Organization ......................13
                  Deferred Compensation Plans..................................................13
Legal Matters..................................................................................13
Experts........................................................................................13
Financial Statements...........................................................................13

              Additions, Deletions or Substitutions of Investments

     We retain the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any subaccount. We also reserve the right to eliminate the shares of any of the Funds and to substitute shares of another portfolio of the Fund, or of another open-end, registered investment company, if the shares of the portfolio are no longer available for investment, or if, in our judgment, investment in any portfolio would become inappropriate in view of the purposes of the Variable Account.

     Substitutions of shares in a subaccount will not be made until you has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by the Investment Company Act of 1940 (the "Act"). Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

     We may also establish additional subaccounts of the Variable Account. Each additional subaccount would purchase shares in a new portfolio of the Fund or in another mutual fund. New subaccounts may be established when, in our sole discretion, marketing needs or investment conditions warrant. Any new subaccounts offered in conjunction with the Contract will be made available to existing Owners as determined by the Company. We may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

     In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Act or it may be deregistered under the Act in the event registration is no longer required.

                                  Reinvestment

     All dividends and capital gains distributions from the portfolios are automatically reinvested in shares of the distributing portfolio at its net asset value.

                                  The Contract

Purchase of Contracts

     We offer the Contracts to the public through brokers licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, Allstate Life Financial Services, Inc., an affiliate of Glenbrook Life and Annuity Company. The offering of the Contracts is continuous and we do not anticipate discontinuing the offering of the Contracts. However, we reserve the right to discontinue the offering of the Contracts.

                                Performance Data

     From time to time the Variable Account may publish advertisements containing performance data relating to its subaccounts. The performance data for the Subaccounts (other than for the Scudder Money Market Subaccount) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its subaccounts for specific periods, and the figures are not intended to indicate future performance.

Money Market Subaccount Yields

     The Current Yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

Current Yield is calculated according to the following formula:

                Current Yield = ((NCS - ES) / W) x (365 / 7)

We may also disclose the Effective Yield of the Money Market Variable Account for the same seven-day period, determined on a compounded basis. The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCS - ES)/UV))(365 / 7) -1

Where, for both formulas:

NCS   =     The  net  change  in the  value  of the  Portfolio  (exclusive  of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Subaccount unit under a Contract.

ES    =     Per unit  expenses of the  Subaccount  for the  Contracts for the seven-day period.

UV    =     The unit  value for a Contract  on the first day of the  seven-day period.

     The Current and Effective Yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held, and the operating expenses.

Other Subaccount Yields

     The 30-Day Yield refers to income generated by the Bond Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses attributable to the Contracts for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, by (iii) compounding that yield for a 6-month period, and by (iv) multiplying that result by 2. Expenses attributable to the Bond Subaccount for the Contracts include the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

The 30-Day Yield is calculated according to the following formula:

30-Day Yield  = 2 x ((((NI -ES) / (U x UV)) + 1)(to the power of 6)- 1)

Where:

NI = Net income of the portfolio for the 30-day period attributable to the Subaccount's units.

ES   = Expenses of the Subaccount for the Contracts for the 30-day period.

U = The average daily number of units outstanding attributable to the Contracts.

UV = The unit value for a Contract at the close (highest) of the last day in the 30-day period.

     The 30-Day Yield on amounts held in the Bond Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses.

                           Standardized Total Returns

     We may disclose Total Returns for one or more of the Subaccounts for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the Total Return for these periods will be provided. Total Returns for other periods of time may, from time to time, also be disclosed.

     Total Returns for a Contract represent the average annual compounded rates of return that would equate a single investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which Total Return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication, and will be stated in the communication.

     Total Returns will be calculated using Subaccount Unit Values which Glenbrook calculates on each Valuation Date based on the performance of the Subaccount's underlying Portfolio, and are reduced by all fees and charges under the Contract, including the Mortality and Expense Risk Charge (0.40% for Contracts with the standard Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

The Total Return is calculated according to the following formula:

TR = (ERV / P)(to the power of 1/N) - 1

Where:

TR = The average annual total return net of Subaccount recurring charges for the Contracts.

ERV = The ending redeemable value of the hypothetical account at the end of the period.

P    = A hypothetical single payment of $1,000.

N    = The number of years in the period.


                             Other Performance Data

Cumulative Total Returns

     We may disclose Cumulative Total Returns in conjunction with the standard format described above. The Cumulative Total Returns will be calculated using the following formula:

                    CTR = (ERV / P) - 1

Where:

CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.

Adjusted Historical Portfolio Total Returns

     We may also disclose yield and total return for the Fund's portfolios, including periods before the date that the Variable Account began operations. For periods prior to the date the Variable Account commenced operations, adjusted historical portfolio performance information will be calculated based on the performance of the underlying portfolios and the assumption that the subaccounts were in existence for the same periods as those of the underlying Funds, with some or all of the charges equal to those currently assessed against the subaccounts.

     In the tables below, average annual total returns for the Portfolios were reduced by all fees and charges under the Contract, including the Mortality and Expense Risk Charge (0.40% for Contracts without the Enhanced Death Benefit and 0.50% for Contracts with the Enhanced Death Benefit) and an Administrative Expense Charge of 0.30%.

Without the Enhanced Death Benefit


                                                                              Ten Year Period Ending          Portfolio
                            One Year Period Ending   Five Year Period         12/31/98 or Since               Inception
Portfolio                   12/31/98                 Ending 12/31/98          Inception                         Dates
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Money Market                   4.41                        4.24                    4.57                        7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Bond                           5.82                        5.36                    7.90                        7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Capital Growth                22.36                       17.66                   16.07                        7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Balanced                      22.32                       15.45                   12.97                        7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
International                 17.66                        9.55                   11.04                         5/1/87
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Growth and Income              6.15                        N/A                    19.31                         5/2/94
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Global Discovery              15.63                        N/A                    12.07                         5/1/96
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Large Company Growth          N/A                          N/A                    N/A                          5/--/99
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Small Company Growth          N/A                          N/A                    N/A                          5/--/99
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------

With the Enhanced Death Benefit


                                                                              Ten Year Period Ending          Portfolio
                            One Year Period Ending   Five Year Period         12/31/98 or Since               Inception
Portfolio                   12/31/98                 Ending 12/31/98          Inception                         Dates
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Money Market                      4.30                      4.13                     4.47                      7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Bond                              5.72                      5.26                     7.80                      7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Capital Growth                   22.24                     17.54                    15.95                      7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Balanced                         22.20                     15.33                    12.86                      7/16/85
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
International                    17.54                      9.44                    10.93                       5/1/87
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Growth and Income                 6.04                     N/A                      19.19                       5/2/94
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Global Discovery                 15.51                     N/A                      11.95                      5/--/96
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Large Company Growth             N/A                       N/A                      N/A                         5/1/99
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------
Small Company Growth             N/A                       N/A                      N/A                         5/1/99
--------------------------- ------------------------ ------------------------ ------------------------ -------------------------


     The Variable Account may also advertise the performance of the subaccounts relative to certain performance rankings and indices compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company; (d) Bank Rate Monitor; and (e) Morningstar.

          Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

     We accept purchase payments that are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

     We also accept "rollovers" and transfers from contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer or pledge of TSAs and IRAs so the contracts will continue to qualify for special tax treatment. If contemplating any such exchange, rollover or transfer of a contract you should contact a competent tax adviser with respect to the potential effects of such a transaction.

                                  Premium Taxes

     Applicable premium tax rates depend on your state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

                                  Tax Reserves

     We do not establish capital gains tax reserves for the subaccount or deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

                                 Income Payments

Calculation of Variable Annuity Unit Values

     We calculate the amount of the first income payment by applying your Contract Value allocated to each subaccount less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the subaccount's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Unless transfers are made among subaccounts, each variable income payment after the first will be equal to the sum of the number of annuity units determined in this manner for each subaccount times the then current annuity unit value for each respective subaccount.

     Annuity units in each subaccount are valued separately and annuity unit values will depend upon the investment experience of the particular underlying portfolio in which the subaccount invests. The value of the annuity unit for each subaccount at the end of any Valuation Period is calculated by: (a) multiplying the annuity unit value at the end of the immediately preceding Valuation Period by the subaccount's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the Income Payment tables used to determine the dollar amount of the first variable annuity Income Payment, and is at an effective annual rate which is disclosed in the Contract.

     We determine the amount of the first Income Payment paid under an income plan using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables that do not differentiate on the basis of sex, different annuity tables may be used.

                                 General Matters

Incontestability

     We will not contest the Contract after it is issued.

Settlements

     Due proof of you(s) death (or Annuitant's death if there is a nonnatural Owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

     We hold title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the portfolio shares held by each of the subaccounts.

     The Fund does not issue certificates and, therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Fund's prospectus for a more complete description of the custodian of the Fund.

                               Federal Tax Matters

Introduction

     The following discussion is general and is not intended as tax advice. Glenbrook Life makes no guarantee regarding the tax treatment of any contract or transaction involving a contract. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Glenbrook Life and Annuity Company

     We are taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Variable Account is not an entity separate from the Company, and its operations form a part of the Company. As a consequence, the Variable Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Generally, reserves are amounts that Glenbrook Life is legally required to accumulate and maintain in order to meet future obligations under the Contracts. Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account. Therefore we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Variable Account, then we may impose a charge against the Variable Account in order to make provision for such taxes.

Exceptions to the Non-natural Owner Rule

     Generally, Contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes, unless one of several exceptions apply. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract for the benefit of a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5)Contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

     To qualified as an annuity contract for federal income tax purposes, a nonqualifed Contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of your death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of your death.

           The five year requirement is satisfied if:

(1) any portion of the owner's interest which is payable to a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary), and


(2)  the distributions begin within one year of the owner's death.

If the owner's designated beneficiary is the surviving spouse of you, the Contract may be continued with the surviving spouse as the new owner. If the owner of the Contract is a non-natural person, the annuitant is treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a Contract owned by a non-natural person will be treated as the death of the owner.

Qualified Plans

     This annuity contract may be used with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan. Qualified Plan participants, and owners, annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

Types of Qualified Plans

IRAs

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a Death Benefit that equals the greater of the premiums paid or the Contract Value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the payments or the Contract Value. If the IRS treats the Death Benefit as violating the prohibition on investment in life insurance contracts, the Contract would not qualify as an IRA.

Roth IRAs

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed. In certain instances, distributions from Roth IRAs are excluded from gross income. Subject to certain limits, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is included in gross income, but is exempted from the 10% penalty tax on premature distributions.

Simplified Employee Pension Plans

     Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice.

Savings Incentive Match Plans for Employees (SIMPLE Plans)

     Sections 408(p) and 401(k) of the Tax Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets, or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

Tax Sheltered Annuities

     Section 403(b) of the Tax Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase Contracts for them. Subject to certain limitations, a Section 403(b) plan allows an employer to exclude the purchase payments from the employees' gross income. A Contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after: o the date the employee attains age 59 1/2, o separates from service, o dies, o becomes disabled, or o on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.


Corporate and Self-Employed Pension and Profit Sharing Plans

     Sections 401(a) and 403(a) of the Tax Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Tax Code permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of Contracts in order to provide benefits under the plans.

State and Local  Government and Tax-Exempt  Organization  Deferred  Compensation
Plans

     Section  457  of  the  Tax  Code  permits  employees  of  state  and  local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Employees with Contracts under the plan are considered general creditors of the employer. The employer, as owner of the Contract, has the sole right to the proceeds of the Contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan. However, all the compensation deferred under a 457 plan must remain the sole property of the employer. As property of the employer, the assets of the plan are subject to the claims of the employer's general creditors, until such time as the assets are made available to the employee or a beneficiary.

                                  Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the federal securities laws. All matters of Illinois law pertaining to the Contracts, including the validity of the Contract and Glenbrook's authority to issue the Contract under Illinois Insurance Law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook Life and Annuity Company.

                                     Experts

     The financial statements of Glenbrook Life and Annuity Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Glenbrook Life Scudder Variable Account (A) as of December 31, 1998 and for the period ended December 31, 1998 included in this Registration Statement have been audited by Deloitte & Touche, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                              Financial Statements

     The financial statements of Glenbrook, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Glenbrook to meet its obligation under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                          Financial Statements

                               INDEX


                                                                           PAGE

Independent Auditors' Report................................................F-1

Financial Statements:


       Statements of Financial Position
          December 31, 1998 and 1997........................................F-2

       Statements of Operations and Comprehensive Income for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-3

       Statements of Shareholder's Equity for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-4

       Statements of Cash Flows for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-5

       Notes to Financial Statements........................................F-6

       Schedule IV - Reinsurance for the Years Ended
          December 31, 1998, 1997 and 1996..................................F-17

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1998 and 1997, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 19, 1999

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                             December 31,
                                                             ------------
($ in thousands)                                           1998        1997
                                                           ----        ----

ASSETS
Investments
    Fixed income securities, at fair value
      (amortized cost $87,415 and $81,369)              $   94,313   $   86,243
    Short-term                                               4,663        4,231
                                                        ----------   ----------
    Total investments                                       98,976       90,474

Reinsurance recoverable from Allstate Life
    Insurance Company                                    3,113,278    2,637,983
Other assets                                                 2,590        2,549
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL ASSETS                                    $4,208,466   $3,351,541
                                                        ==========   ==========

LIABILITIES
Contractholder funds                                     3,113,278    2,637,983
Current income taxes payable                                 2,181          609
Deferred income taxes                                        2,499        1,772
Payable to affiliates, net                                   3,583        2,698
Separate Accounts                                          993,622      620,535
                                                        ----------   ----------
        TOTAL LIABILITIES                                4,115,163    3,263,597
                                                        ----------   ----------

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares
    authorized, issued and outstanding                       2,100        2,100
Additional capital paid-in                                  69,641       69,641
Retained income                                             17,079       13,035

Accumulated other comprehensive income:
    Unrealized net capital gains                             4,483        3,168
                                                        ----------   ----------
        Total accumulated other comprehensive income         4,483        3,168
                                                        ----------   ----------
        TOTAL SHAREHOLDER'S EQUITY                          93,303       87,944
                                                        ----------   ----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY      $4,208,466   $3,351,541
                                                        ==========   ==========


      See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                                      Year Ended December 31,
                                                      -----------------------
($ in thousands)                                     1998      1997     1996
                                                     ----      ----     ----

REVENUES
Net investment income                              $ 6,231    $ 5,304   $ 3,774
Realized capital gains and losses                       (5)     3,460        --
                                                   -------    -------   -------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     6,226      8,764     3,774
Income tax expense                                   2,182      3,078     1,339
                                                   -------    -------   -------


NET INCOME                                           4,044      5,686     2,435
                                                   -------    -------   -------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
  Change in unrealized net capital
     gains and losses                                1,315        378      (567)
                                                   -------    -------   -------

COMPREHENSIVE INCOME                               $ 5,359    $ 6,064   $ 1,868
                                                   =======    =======   =======


See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                    December 31,
                                                    ------------
   ($ in thousands)                        1998       1997       1996
                                           ----       ----        ----

COMMON STOCK                             $  2,100   $  2,100   $  2,100
                                         --------   --------   --------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                 69,641     69,641     49,641
Capital contribution                           --         --     20,000
                                         --------   --------   --------
Balance, end of year                       69,641     69,641     69,641
                                         --------   --------   --------
RETAINED INCOME
Balance, beginning of year                 13,035      7,349      4,914
Net income                                  4,044      5,686      2,435
                                         --------   --------   --------
Balance, end of year                       17,079     13,035      7,349
                                         --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                  3,168      2,790      3,357
Change in unrealized net capital gains
   and losses                               1,315        378       (567)
                                         --------   --------   --------
Balance, end of year                        4,483      3,168      2,790
                                         --------   --------   --------

     Total shareholder's equity          $ 93,303   $ 87,944   $ 81,880
                                         ========   ========   ========

   See notes to financial statements.



                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS


                                                         Year Ended December 31,
                                                         -----------------------
    ($ in thousands)                                  1998        1997        1996
                                                      ----        ----        ----


CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $  4,044    $  5,686    $  2,435
Adjustments to reconcile net income to net cash
   provided by operating activities
      Amortization and other non-cash  items             (24)         29          --
      Realized capital gains and losses                    5      (3,460)         --
 Changes in:
      Income taxes payable                             1,590         240      (1,223)
      Other operating assets and liabilities             915         961         717
                                                    --------    --------    --------
        Net cash provided by operating activities      6,530       3,456       1,929
                                                    --------    --------    --------


CASH FLOWS FROM INVESTING ACTIVITIES
 Fixed income securities
   Proceeds from sales                                 1,966       1,405          --
   Investment collections                              7,123      14,217       2,891
   Investment purchases                              (15,250)    (50,115)     (5,667)
Participation in Separate Accounts                        --      13,981        (232)
Change in short-term investments, net                   (369)     (2,944)        815
                                                    --------    --------    --------
        Net cash used in investing activities         (6,530)    (23,456)     (2,193)
                                                    --------    --------    --------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                      --      20,000          --
                                                    --------    --------    --------
        Net cash provided by financing activities         --      20,000          --
                                                    --------    --------    --------

NET DECREASE IN CASH                                      --          --        (264)
CASH AT THE BEGINNING OF YEAR                             --          --         264
                                                    --------    --------    --------
CASH AT END OF YEAR                                 $     --    $     --    $     --
                                                    ========    ========    ========

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Noncash financing activity:
    Capital contribution receivable from
       Allstate Life Insurance Company              $     --      $   --    $ 20,000
                                                    ========    ========    ========



See notes to financial statements.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1998 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings products and life insurance through banks, direct marketing and broker-dealers. Savings products include deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities. Life insurance includes universal life and variable life products. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts. In 1998, substantially all of the Company's statutory premiums and deposits were from annuities. The Company re-domesticated its operations from Illinois to Arizona in 1998.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal and state regulation and legislation that, if passed, would allow banks greater participation in securities and insurance businesses, which would present an increased level of competition, as well as opportunities, for sales of the
Company's  life and  savings  products.  Furthermore,  the market  for  deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control of these non-affiliated entities with which the Company has alliances could have a detrimental effect on the Company's sales.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company are Florida, Pennsylvania, Texas, California and Tennessee for the year ended December 31, 1998. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and dividends on short-term investments. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES
Revenues on universal life-type contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on investment contracts include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance. All premium revenues and contract charges are primarily reinsured with ALIC.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates.

Deferred income taxes arise from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues flexible premium deferred variable annuity and variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts. The Company's Separate Accounts consist of: Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life Variable Life Separate Account A, Glenbrook Life Scudder Variable Account (A), Glenbrook Life Multi-Manager Variable Account, Glenbrook Life AIM Variable Life Separate Account A and Glenbrook Life Variable Life Separate Account B. Each of the Separate Accounts are unit investment trusts registered with the Securities and Exchange Commission.

The assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges and cost of insurance charges, all of which are reinsured with ALIC.

Prior to 1998, the Company had an ownership interest ("Participation") in the Separate Accounts. The Company's Participation was carried at fair value and unrealized gains and losses, net of deferred income taxes, were shown as a component of shareholder's equity. Investment income and realized capital gains and losses which arose from the Participation were included in the Company's statements of operations and comprehensive income. The Company liquidated its Participation during 1997, which resulted in a pretax realized capital gain of $3.5 million.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most fixed annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1998, credited interest rates on contractholder funds ranged from 3.46% to 11.00% for those contracts with fixed interest rates and from 3.75% to 10.00% for those with flexible rates.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income." Comprehensive income is a measurement of certain changes in shareholder's equity that result from transactions and other economic events other than transactions with shareholders. For the Company, these consist of changes in unrealized gains and losses on the investment portfolio (See Note 8).

In 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." SFAS No. 131 redefines how segments are determined and requires additional segment disclosures for both annual and interim financial reporting. The Company has identified itself as a single operating segment.

PENDING ACCOUNTING STANDARDS
In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-related Assessments." The SOP is required to be adopted in 1999. The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. The Company is currently evaluating the effects of this SOP on its accounting for insurance-related assessments. Certain information required for compliance is not currently available and therefore the Company is studying alternatives for estimating the accrual. In addition, industry groups are working to improve the information available. Adoption of this standard is not expected to be material to the results of operations or financial position of the Company.


3.   RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. The amounts shown in the Company's statements of operations and comprehensive income relate to the investment of those assets of the Company that are not transferred under reinsurance agreements. Reinsurance recoverable and the related contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
($ in thousands)                                    1998       1997       1996
                                                  --------   --------   --------

Contract charges                                 $  19,009  $  11,641  $   4,254
Credited interest, policy benefits, and
   certain expenses                                218,008    179,954    113,703


BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $15,949, $19,243 and $4,804 in 1998, 1997 and 1996, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.


4.   INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:
                                    AMORTIZED   GROSS UNREALIZED     FAIR
                                      COST      GAINS     LOSSES     VALUE
                                      ----      -----     ------     -----
AT DECEMBER 31, 1998
U.S. government and agencies         $24,350   $ 4,308   $    --    $28,658
Municipal                                656        24        --        680
Corporate                             33,009     1,575       (39)    34,545
Mortgage-backed securities            29,400     1,047       (17)    30,430
                                     -------   -------   -------    -------
     Total fixed income securities   $87,415   $ 6,954   $   (56)   $94,313
                                     =======   =======   =======    =======

AT DECEMBER 31, 1997
U.S. government and agencies         $24,419   $ 2,961   $    --    $27,380
Municipal                                656        17        --        673
Corporate                             25,476       840        --     26,316
Mortgage-backed securities            30,818     1,056        --     31,874
                                     -------   -------   -------    -------
     Total fixed income securities   $81,369   $ 4,874   $    --    $86,243
                                     =======   =======   =======    =======

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1998:

                                               AMORTIZED   FAIR
                                                 COST      VALUE
                                                 ----      -----

Due in one year or less                         $   400   $   400
Due after one year through five years             8,711     8,943
Due after five years through ten years           36,027    39,009
Due after ten years                              12,877    15,531
                                                -------   -------
                                                 58,015    63,883
Mortgage-backed securities                       29,400    30,430
                                                -------   -------
   Total                                        $87,415   $94,313
                                                =======   =======

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $ 6,151    $ 5,014    $ 3,478
Short-term investments                        183        231        126
Participation in Separate Accounts             --        161        232
                                          -------    -------    -------
    Investment income, before expense       6,334      5,406      3,836
    Investment expense                        103        102         62
                                          -------    -------    -------
    Net investment income                 $ 6,231    $ 5,304    $ 3,774
                                          =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES
 YEAR ENDED DECEMBER 31,                    1998       1997       1996
                                          -------    -------    -------

Fixed income securities                   $    (5)   $   (61)   $    --
Short-term investments                         --          6         --
Participation in Separate Accounts             --      3,515         --
                                          -------    -------    -------
     Realized capital gains and losses         (5)     3,460         --
     Income taxes                               2     (1,211)        --
                                          -------    -------    -------
     Realized capital gains and losses,
        after tax                         $    (3)   $ 2,249    $    --
                                          =======    =======    =======

Excluding calls and prepayments, gross losses of $5 and $61 were realized on sales of fixed income securities during 1998 and 1997, respectively. There were no gains or losses, excluding calls and prepayments during 1996.

UNREALIZED NET CAPITAL GAINS
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1998 are as follows:


                                 COST/
                               AMORTIZED     FAIR     GROSS UNREALIZED      UNREALIZED
                                 COST        VALUE     GAINS      LOSSES     NET GAINS
                                 ----        -----     -----      ------     ---------

Fixed income securities        $ 87,415    $ 94,313   $  6,954   $    (56)   $  6,898
                               ========   ========   ========    ========
Deferred income taxes                                                          (2,415)
                                                                             --------
Unrealized net capital gains                                                 $  4,483
                                                                             ========



CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,
                                       1998       1997       1996
                                     -------    -------    -------

Fixed income securities              $ 2,024    $ 2,410    $(2,239)
Participation in Separate Accounts        --     (1,829)     1,368
Deferred income taxes                   (709)      (203)       304
                                     -------    -------    -------
Increase (decrease)  in unrealized
   net capital gains                 $ 1,315    $   378    $  (567)
                                     =======    =======    =======

SECURITIES ON DEPOSIT
At December 31, 1998, fixed income securities with a carrying value of $11,416 were on deposit with regulatory authorities as required by law.


5.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including universal life-type insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                1998                  1997
                                ----                  ----
                          CARRYING     FAIR     CARRYING    FAIR
                           VALUE       VALUE     VALUE      VALUE
                           -----       -----     -----      -----

Fixed income securities   $ 94,313   $ 94,313   $ 86,243   $ 86,243
Short-term investments       4,663      4,663      4,231      4,231
Separate Accounts          993,622    993,622    620,535    620,535

Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                    1998                      1997
                                    ----                      ----
                             CARRYING      FAIR        CARRYING       FAIR
                               VALUE       VALUE         VALUE        VALUE
                               -----       -----         -----        -----
Contractholder funds on
     investment contracts   $3,130,228   $2,967,101   $2,636,331   $2,492,095
Separate Accounts              993,622      993,622      620,535      620,535

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


6.  INCOME TAXES

For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to Sears, Roebuck and Co.'s ("Sears") distribution ("Sears distribution") on June 30, 1995 of its 80.3% ownership in the Corporation to Sears shareholders, the Allstate Group joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return.

As a result of the Sears distribution, the Allstate Group was no longer included in the Sears Tax Group, and the Tax Sharing Agreement was terminated. Accordingly, the Allstate Group and Sears Group entered into a new tax sharing agreement, which adopts many of the principles of the Tax Sharing Agreement and governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Sears distribution, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustment that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

The components of the deferred income tax liability at December 31, are as follows:

                                          1998       1997
                                         -------    -------

Unrealized net capital gains             $(2,415)   $(1,706)
Difference in tax bases of investments       (84)       (66)
                                         -------    -------
   Total deferred liability              $(2,499)   $(1,772)
                                         =======    =======

The components of income tax expense for the year ended December 31, are as follows:

                               1998     1997     1996
                              ------   ------   ------

Current                       $2,164   $3,037   $1,335
Deferred                          18       41        4
                              ------   ------   ------
   Total income tax expense   $2,182   $3,078   $1,339
                              ======   ======   ======

The Company paid income taxes of $592, $2,839 and $2,446 in 1998, 1997 and 1996, respectively. The Company had a current income tax liability of $2,181 and $609 at December 31, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                            1998      1997      1996
                                           ------    ------    ------

Statutory federal income tax rate           35.0%     35.0%     35.0%
Other                                         --        .1        .5
                                           ------    ------    ------

Effective income tax rate                   35.0%     35.1%     35.5%
                                           ======    ======    ======


7.   STATUTORY FINANCIAL INFORMATION

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of revised statutory accounting principles. While the NAIC has approved a January 1, 2001 implementation date for the newly developed guidance, companies must adhere to the implementation date adopted by their state of domicile. The Company's state of domicile, Arizona, is continuing its comparison of codification and current statutory accounting requirements to determine necessary revisions to existing state laws and regulations. The requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1999 without prior approval of the Arizona Department of Insurance is $4,698.

8.    OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                         1998                            1997                               1996
                             -----------------------------   ----------------------------   -----------------------------
                                                    After-                         After-                          After-
                             Pretax       Tax        tax     Pretax      Tax        tax     Pretax       Tax        tax
                             ------       ---        ---     ------      ---        ---     ------       ---        ---
Unrealized capital gains
 and losses:
--------------------------
Unrealized holding gains
   (losses) arising during
   the period                $ 2,019    $  (707)   $ 1,312   $ 4,034   $(1,412)   $ 2,622   $  (871)   $   304    $  (567)
Less:  reclassification
   adjustment for realized
   net capital gains
   included in net income         (5)         2         (3)    3,453    (1,209)     2,244        --         --         --
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Unrealized net capital
   gains (losses)            $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             -------    -------    -------   -------   -------    -------   -------    -------    -------
Other comprehensive
   income                    $ 2,024    $  (709)   $ 1,315   $   581   $  (203)   $   378   $  (871)   $   304    $  (567)
                             =======    =======    =======   =======   =======    =======   =======    =======    =======



9.    COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)



                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1998                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $  12,056   $  12,056   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  19,009   $  19,009   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1997                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------

Life insurance in force                          $   4,095   $   4,095   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $  11,641   $  11,641   $    --
                                                 =========   =========   =======


                                                   GROSS                   NET
YEAR ENDED DECEMBER 31, 1996                       AMOUNT      CEDED      AMOUNT
                                                 ---------   ---------   -------
Life insurance in force                          $   2,436   $   2,436   $    --
                                                 =========   =========   =======

Premiums and contract charges:
         Life and annuities                      $   4,254   $   4,254   $    --
                                                 =========   =========   =======

                             GLENBROOK LIFE SCUDDER
                              VARIABLE ACCOUNT (A)


                  Financial Statements as of December 31, 1998
                and for the period ended December 31, 1998, and
                          Independent Auditors' Report

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        Page

INDEPENDENT AUDITORS' REPORT                                              1


STATEMENTS  OF NET ASSETS AS OF DECEMBER 31, 1998 FOR THE
  FOLLOWING:

   Investments in the Scudder Variable Life Investment
     Fund, Inc. Portfolios:                                               2
       Money Market
       Bond
       Capital Growth
       Balanced
       Growth and Income
       International
       Global Discovery

STATEMENTS  OF  OPERATIONS  FOR THE  FOLLOWING:

FOR THE PERIOD NOVEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS)
  TO DECEMBER 31, 1998                                                    3
   Investments in the Scudder Variable Life Investment
     Fund, Inc. Portfolios:
       Money Market
       Bond
       Capital Growth
       Balanced
       Growth and Income
       International
       Global Discovery

STATEMENTS OF CHANGES IN NET ASSETS FOR THE FOLLOWING:

FOR THE PERIOD NOVEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS)
  TO DECEMBER 31, 1998                                                     4
   Investments in the Scudder Variable Life Investment
     Fund, Inc. Portfolios:
       Money Market
       Bond
       Capital Growth
       Balanced
       Growth and Income
       International
       Global Discovery

NOTES TO FINANCIAL STATEMENTS                                            5-7

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the sub-accounts ("portfolios" for purposes of this report), listed in the table of contents, that comprise Glenbrook Life Scudder Variable Account (A), (the "Account"), a Separate Account of Glenbrook Life and Annuity Company, an affiliate of The Allstate Corporation, as of December 31 1998, and the related statements of operations and changes in net assets for the period indicated in the table of contents. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the portfolios, listed in the table of contents, that comprise the Account as of December 31, 1998, and the results of their operations, and changes in their net assets for the period, indicated in the table of contents, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP

Chicago, Illinois
March 18, 1999

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT  (A)

STATEMENTS OF NET ASSETS
DECEMBER 31, 1998
--------------------------------------------------------------------------------

($ and shares in whole amounts)

ASSETS
Investments in the Scudder Variable Life Investment
Fund, Inc. Portfolios:
Money Market, 31,222 shares (cost $31,222)                        $       31,222
Bond, 1,171 shares (cost $8,069)                                           8,057
Capital Growth, 336 shares (cost $8,046)                                   8,056
Balanced, 1,291 shares (cost $19,570)                                     19,636
Growth and Income, 719 shares (cost $8,042)                                8,064
International                                                                 --
Global Discovery                                                              --
                                                                  --------------

           Net assets                                             $       75,035
                                                                  ==============







See notes to financial statements.


GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT  (A)


STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------------

($ in whole amounts)
                                                              Scudder Variable Life Investment Fund, Inc. Portfolios
                                                       ---------------------------------------------------------------------

                                                               For the period November 30, 1998 to December 31, 1998
                                                       ---------------------------------------------------------------------
                                                        MONEY               CAPITAL            GROWTH AND INTER-    GLOBAL
                                                        MARKET     BOND      GROWTH  BALANCED    INCOME   NATIONAL DISCOVERY
                                                       -------   -------    -------  --------  ---------- -------- ---------

INVESTMENT INCOME
Dividends                                              $     4   $    --    $    --   $    --   $    --   $    --   $    --
Charges from Glenbrook Life and
  Annuity Company:
  Mortality and expense risk                                --        --         --        --        --        --        --
  Administrative expense                                    --        --         --        --        --        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

           Net investment income                             4        --         --        --        --        --        --

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
    Proceeds from sales                                      1        --         --        --        --        --        --
    Cost of investments sold                                 1        --         --        --        --        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

           Net realized gains                               --        --         --        --        --        --        --

 Change in unrealized gains (losses)                        --       (12)        10        66        22        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

           Net gains (losses) on investments                --       (12)        10        66        22        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $     4   $   (12)   $    10   $    66   $    22   $    --   $    --
                                                       =======   =======    =======   =======   =======   =======   =======


See notes to financial statements.


GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)


STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------

($ in whole amounts)
                                                              Scudder Variable Life Investment Fund, Inc. Portfolios
                                                       ---------------------------------------------------------------------

                                                               For the period November 30, 1998 to December 31, 1998
                                                       ---------------------------------------------------------------------
                                                        MONEY               CAPITAL            GROWTH AND INTER-    GLOBAL
                                                        MARKET     BOND      GROWTH  BALANCED    INCOME   NATIONAL DISCOVERY
                                                       -------   -------    -------  --------  ---------- -------- ---------

FROM OPERATIONS
Net investment income                                  $     4   $    --    $    --   $    --   $    --   $    --     $  --
Net realized gains                                          --        --         --        --        --        --        --
Change in unrealized gains (losses)                         --       (12)        10        66        22        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

     Change in net assets resulting from operations          4       (12)        10        66        22        --        --

FROM CAPITAL TRANSACTIONS
Deposits                                                31,211     8,000      8,000    19,425     8,000        --        --
Benefit payments                                            --        --         --        --        --        --        --
Payments on termination                                     --        --         --        --        --        --        --
Transfers among the portfolios and with the
  Fixed Account - net                                        7        69         46       145        42        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

     Change in net assets resulting from capital
       transactions                                     31,218     8,069      8,046    19,570     8,042        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

INCREASE IN NET ASSETS                                  31,222     8,057      8,056    19,636     8,064        --        --

NET ASSETS AT BEGINNING OF PERIOD                           --        --         --        --        --        --        --
                                                       -------   -------    -------   -------   -------   -------   -------

NET ASSETS AT END OF PERIOD                            $31,222   $ 8,057    $ 8,056   $19,636   $ 8,064   $    --   $    --
                                                       =======   =======    =======   =======   =======   =======   =======


 See notes to financial statements.

GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1.   ORGANIZATION

     Glenbrook Life Scudder Variable Account (A) (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. The Account was established on August 26, 1998, by resolution of the Board of Directors of Glenbrook Life and began accepting contractholder deposits on November 30, 1998.

     Glenbrook Life issues certain annuity contracts, the deposits of which are invested at the direction of the contractholder in the sub-accounts
     ("portfolios" for purposes of this report) that comprise the Account. Contractholders bear all of the investment risk for amounts allocated to the account. The portfolios invest in the Scudder Variable Life Investment Fund, Inc. (the "Fund").

     Glenbrook Life provides insurance and administrative services to the contractholders for a fee.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Fund and are stated at fair value based on quoted market prices at December 31, 1998.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Fund and is recognized on the date of record.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are payable by the Account in 1998 as the Account did not generate taxable income.

3.   CONTRACT CHARGES

     Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .40% per annum of the daily net assets of the Account. An enhanced death benefit rider is available at an additional charge of .10%, bringing the total mortality and expense charge to .50%. Glenbrook Life guarantees that the amount of these charges will not increase over the life of the contract.

     Glenbrook Life deducts administrative expense charges daily at a rate equal to .30% per annum of the daily net assets of the Account.

4.   FINANCIAL INSTRUMENTS

     The only financial instruments of the Account are the investments in each of the portfolios, which are carried at fair value, based on quoted market prices.


5. UNITS ISSUED AND REDEEMED

(Units in whole amounts)

                                                                        Unit activity during 1998:
                                                                        --------------------------
                                             Units                                            Units        Accumulation
                                           Outstanding       Units            Units        Outstanding      Unit Value
                                           December 31,      Issued         Redeemed       December 31,    December 31,
                                                1997                                          1998           31, 1998
                                          -------------   -------------   -------------   -------------   --------------

Investments in Scudder Variable Account
 Portfolios:
   Money Market                                --             3,111            --             3,111       $    10.04
   Bond                                        --               806            --               806            10.00
   Capital Growth                              --               752            --               752            10.71
   Balanced                                    --             1,848            --             1,848            10.63
   Growth and Income                           --               803            --               803            10.04
   Global Discovery                            --                --            --                --            10.86
   International                               --                --            --                --            10.38


                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements

     All  required  financial   statements  are  included  in  Part  B  of  this
     Registration Statement.

(b)  Exhibits

(1) Form of Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Scudder Variable Account (A). 1/

(2)  Not Applicable.

(3)  Form of Underwriting Agreement. 1/

(4) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract.1/

(5) Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application. 1/

(6)(a)(i) Articles of Incorporation of Glenbrook Life and Annuity Company.2/
      (ii) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company.4/

   (b)(i)  By-laws of Glenbrook Life and Annuity Company.2/
      (ii) Amended and Restated Bylaws of Glenbrook Life and Annuity Company.4/

(7) Form of Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company.3/

(8) Participation Agreement between Scudder Variable Life Investment Fund and Glenbrook Life and Annuity Company.5/

(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company.5/

(10)(a)    Independent Auditors' Consent.5/
    (b)    Consent of Sutherland Asbill & Brennan LLP.5/

(11) Not Applicable.

(12) Not Applicable.

(13) Computation of Performance Quotations.1/

(14) Not Applicable.

(15) Powers of Attorney.1/ 4/ 5/

1/ Incorporated herein by reference to Registrant's initial filing of this Form N-4 Registration Statement filed with the SEC via EDGARLINK on July 31, 1998 (File No. 333-60337).

2/ Incorporated herein by reference to Depositor's Form S-1 Registration Statement filed with the SEC via EDGARLINK on June 28, 1996 (File No. 333-07275).

3/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on November 22, 1995 (File No. 033-62203).

4/ Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 Registration Statement filed with the SEC via EDGARLINK on February 25, 1999 (File No. 333-60337).

5/ Filed herewith.

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS                  POSITIONS AND OFFICES WITH DEPOSITOR

Louis G. Lower, II                Chairman of the Board and Chief Executive Officer
Michael J. Velotta                Vice President, Secretary, General Counsel and Director
Peter H. Heckman                  President, Chief Operating Officer and Director
Brent H. Hamann                   Director
John R. Hunter                    Director
Thomas J. Wilson, II              Director and Vice Chairman
Marla G. Friedman                 Vice President
Kevin R. Slawin                   Vice President and Director
G. Craig Whitehead                Assistant Vice President and Director
Timothy N. Vander Pas             Assistant Vice President and Director
A. Sales Miller                   Vice President, Operations
James P. Zils                     Treasurer
Casey J. Sylla                    Chief Investment Officer
Sarah R. Donahue                  Assistant Vice President and Director
Emma M. Kalaidjian                Assistant Secretary
Paul N. Kierig                    Assistant Secretary
Mary J. McGinn                    Assistant Secretary
Keith A. Hauschildt               Assistant Vice President and Controller
Barry S. Paul                     Assistant Vice President
Robert N. Roeters                 Assistant Vice President
C. Nelson Strom                   Assistant Vice President and Corporate Actuary
Kathleen A. Urbanowicz            Assistant Vice President, Operations
Brenda D. Sneed                   Assistant Secretary and Assistant General Counsel
Nancy M. Bufalino                 Assistant Treasurer
Patricia W. Wilson                Assistant Treasurer
Gregory C. Sernett                Assistant Secretary
Joanne M. Derrig                  Assistant Secretary and Chief Compliance Officer


The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to the Form 10-K Report, Commission File #1-11840, The Allstate Corporation. (March 26, 1999)

27.  NUMBER OF CONTRACT OWNERS

As of April 13, 1999, there were 3 qualified and 58 non-qualified contracts in force.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and Allstate Life Financial Services, Inc. (Principal Underwriter), provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, Officers and Controlling Persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Director, Officer or Controlling Person of the registrant in the successful defense of any action, suit, or proceeding) is asserted such Director, Officer or Controlling Person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) The Fund's principal underwriter, Allstate Life Financial Services, Inc., currently acts as a principal underwriter, depositor, sponsor, or investment adviser for the following entities:

-          Glenbrook Life and Annuity Company Variable Annuity Account
-          Glenbrook Life Multi-Manager Variable Account
-          Glenbrook Life and Annuity Company Variable Annuity Account
-          Glenbrook Life Variable Life Separate Account B
-          Allstate Life of New York Separate Account A
-          Glenbrook Life AIM Variable Life Separate Account A
-          Glenbrook Life Scudder Variable Account (A)
-          Glenbrook Life Variable Life Separate Account A
-          Allstate Life Insurance Company Separate Account A

(b) Following are the names, business addresses, positions, and offices, of each director, officer, or partner of the principal underwriter:


NAME AND PRINCIPAL
BUSINESS ADDRESS                      POSITION OR OFFICE

Louis G. Lower, II                    Director
Kevin R. Slawin                       Director
Michael J. Velotta                    Director and Secretary
Thomas J. Wilson II                   Director
John R. Hunter                        President, Chief Executive Officer and Director
Diane Bellas                          Vice President and Controller
Brent H. Hamann                       Vice President
Andrea J. Schur                       Vice President
Terry Young                           General Counsel and Assistant Secretary
James P. Zils                         Treasurer
Lisa A. Burnell                       Assistant Vice President and Compliance Officer
Robert N. Roeters                     Assistant Vice President
Emma M. Kalaidjian                    Assistant Secretary
Brenda D. Sneed                       Assistant Secretary
Gregory C. Sernett                    Assistant Secretary
Nancy M. Bufalino                     Assistant Treasurer



The principal address of Allstate Life Financial Services, Inc. is 3100 Sanders Road, Northbrook, Illinois 60062.
(c)     Underwriter Compensation during fiscal year ended December 31, 1998:


            (1)                          (2)                        (3)                 (4)                     (5)
     NAME OF PRINCIPAL             NET UNDERWRITING                                COMPENSATION ON            BROKERAGE
        UNDERWRITER            DISCOUNTS AND COMMISSIONS          REDEMPTION        COMMISSION              COMPENSATION


       Allstate Life                   _______                      None              None                       None
  Financial Services, Inc.


30.         LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Principal Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains physical possession of each account, book, or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules under it.

31.        MANAGEMENT SERVICES

None.


32.        UNDERTAKINGS

The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

Representations Pursuant to Section 403(b) of the Internal Revenue Code

The Depositor, Glenbrook Life and Annuity Company ("Glenbrook Life"), represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

Representations Regarding Contract Expense

The Depositor, Glenbrook Life, represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity contracts hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Glenbrook Life Scudder Variable Account (A), certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the Township of Northfield, and the State of Illinois, on the __ day of April, 1999.

                   GLENBROOK LIFE SCUDDER VARIABLE ACCOUNT (A)
                                  (REGISTRANT)
                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)
                                     (SEAL)

Attest: /s/BRENDA D. SNEED                By:  /s/MICHAEL J. VELOTTA
        ------------------                     ---------------------
          Brenda D. Sneed                       Michael J. Velotta
          Assistant Secretary                   Vice President, Secretary,
          and Assistant General Counsel         General Counsel and Director

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the ___ day of April, 1999.


* LOUIS G. LOWER, II               Chairman of the Board of Directors and Chief Executive Officer
--------------------               (Principal Executive Officer)
Louis G. Lower, II

 /s/ MICHAEL J. VELOTTA            Vice President, Secretary, General Counsel and Director
-----------------------
Michael J. Velotta

* PETER H. HECKMAN                 President, Chief Operating Officer and Director
------------------
Peter H. Heckman

* JOHN R. HUNTER                   Director
----------------
John R. Hunter

* BRENT H. HAMANN                  Director
-----------------
Brent H. Hamann

* TIMOTHY N. VANDER PAS            Director
-----------------------
Timothy N. Vander Pas

*  THOMAS  J. WILSON, II           Vice Chairman and Director
------------------------
Thomas J. Wilson, II

* KEVIN R. SLAWIN                  Vice President and Director
-----------------                  (Principal Financial Officer)
Kevin R. Slawin

*SARAH R. DONAHUE                  Director, Assistant Vice President
-----------------
Sarah R. Donahue

* G. CRAIG WHITEHEAD               Senior Vice President and Director
--------------------
G. Craig Whitehead


* JAMES P. ZILS                     Treasurer
---------------
James P. Zils

* CASEY J. SYLLA                    Chief Investment Officer
----------------
Casey J. Sylla

* KEITH A. HAUSCHILDT               Assistant Vice President and Controller
---------------------               (Principal Accounting Officer)
Keith A. Hauschildt

By: /s/ Michael J. Velotta, pursuant to Power of Attorney previously filed and filed herewith. Michael J. Velotta

                                  Exhibit Index


Exhibit 8            Participation Agreement

Exhibit 9 Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company

Exhibit 10(a)        Independent Auditors' Consent

Exhibit 10(b)        Consent of Sutherland Asbill & Brennan

Exhibit 15           Powers of Attorney

                               Thomas J. Wilson II
                               Sarah R. Donahue